UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 2402

John Hancock Sovereign Bond Fund
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Salvatore Schiavone, Treasurer

601 Congress Street

Boston, Massachusetts 02210

(Name and address of agent for service)

Registrant’s telephone number, including area code: 617-663-4497

Date of fiscal year end:	May 31

Date of reporting period:	February 28, 2018

ITEM 1. SCHEDULE OF INVESTMENTS

John Hancock

Bond Fund

Quarterly portfolio holdings 2/28/18

Fund’s investments
As of 2-28-18 (unaudited)
	Rate (%)	Maturity date	Par value^	Value
U.S. Government and Agency obligations 29.7%				$3,499,688,129
(Cost $3,583,818,351)
U.S. Government 9.9%				1,162,409,735
U.S. Treasury
Bond	2.750	11-15-42	343,385,000	322,164,878
Bond	2.750	11-15-47	401,562,000	372,040,921
Bond	3.000	02-15-47	263,620,000	257,060,394
Note	1.875	12-15-20	17,705,000	17,458,098
Note	2.750	02-15-28	156,798,000	155,211,645
Treasury Inflation Protected Security	0.375	07-15-25	39,197,364	38,473,799
U.S. Government Agency 19.8%				2,337,278,394
Federal Home Loan Mortgage Corp.
30 Yr Pass Thru	3.000	03-01-43	6,977,261	6,827,992
30 Yr Pass Thru	3.000	04-01-43	7,849,666	7,674,375
30 Yr Pass Thru	3.000	06-01-43	2,815,240	2,752,373
30 Yr Pass Thru	3.000	12-01-45	28,771,924	28,008,032
30 Yr Pass Thru	3.000	05-01-46	5,208,715	5,072,866
30 Yr Pass Thru	3.000	10-01-46	37,902,650	36,874,038
30 Yr Pass Thru	3.000	11-01-46	20,207,485	19,639,405
30 Yr Pass Thru	3.000	12-01-46	109,261,769	106,121,585
30 Yr Pass Thru	3.000	04-01-47	58,402,460	56,760,627
30 Yr Pass Thru	3.500	02-01-41	18,472,419	18,629,150
30 Yr Pass Thru	3.500	01-01-42	1,863,744	1,887,129
30 Yr Pass Thru	3.500	05-01-42	1,661,898	1,679,634
30 Yr Pass Thru	3.500	06-01-42	7,201,106	7,277,957
30 Yr Pass Thru	3.500	08-01-42	1,972,160	1,993,207
30 Yr Pass Thru	3.500	09-01-42	2,316,835	2,331,786
30 Yr Pass Thru	3.500	04-01-44	8,240,863	8,331,385
30 Yr Pass Thru	3.500	05-01-45	19,660,256	19,747,195
30 Yr Pass Thru	3.500	01-01-46	2,389,749	2,398,823
30 Yr Pass Thru	3.500	08-01-46	99,598,286	100,007,595
30 Yr Pass Thru	3.500	09-01-46	41,965,117	42,026,109
30 Yr Pass Thru	3.500	10-01-46	39,291,476	39,422,227
30 Yr Pass Thru	3.500	11-01-46	12,116,346	12,133,956
30 Yr Pass Thru	3.500	12-01-46	20,843,901	20,910,020
30 Yr Pass Thru	3.500	01-01-47	11,853,362	11,892,815
30 Yr Pass Thru	3.500	02-01-47	20,836,515	20,918,890
30 Yr Pass Thru	3.500	04-01-47	21,708,170	21,783,815
30 Yr Pass Thru	3.500	11-01-47	74,333,629	74,615,874
30 Yr Pass Thru	4.000	01-01-41	19,788,721	20,452,725
30 Yr Pass Thru	4.000	03-01-42	9,630,189	9,953,327
30 Yr Pass Thru	4.000	11-01-43	5,785,090	6,002,709
30 Yr Pass Thru	4.000	02-01-44	2,561,340	2,644,083
30 Yr Pass Thru	4.000	07-01-45	29,098,213	29,992,756
30 Yr Pass Thru	4.000	01-01-47	18,299,661	18,870,810
30 Yr Pass Thru	4.000	03-01-47	99,508,599	102,521,552
30 Yr Pass Thru	4.000	04-01-47	31,497,329	32,529,603
30 Yr Pass Thru	4.000	05-01-47	24,099,371	24,889,189
30 Yr Pass Thru	4.000	10-01-47	41,194,175	42,505,629
30 Yr Pass Thru	4.500	11-01-39	2,780,512	2,943,650
30 Yr Pass Thru	4.500	02-01-41	4,581,957	4,849,357
30 Yr Pass Thru	4.500	03-01-41	2,781,188	2,943,496
30 Yr Pass Thru	4.500	09-01-41	1,791,245	1,895,221
30 Yr Pass Thru	4.500	10-01-41	2,056,939	2,176,338
2	JOHN HANCOCK BOND FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
30 Yr Pass Thru	4.500	06-01-47	27,113,043	$28,703,817
30 Yr Pass Thru	5.000	03-01-41	1,319,901	1,429,861
30 Yr Pass Thru	5.500	05-01-38	298,613	330,796
30 Yr Pass Thru	5.500	11-01-39	6,165,259	6,827,784
Federal National Mortgage Association
15 Yr Pass Thru	3.000	09-01-27	5,164,348	5,185,157
15 Yr Pass Thru	3.500	02-01-26	776,271	790,866
15 Yr Pass Thru	3.500	03-01-26	6,205,067	6,321,731
15 Yr Pass Thru	4.000	12-01-24	2,554,750	2,627,359
15 Yr Pass Thru	5.000	05-01-18	22	22
15 Yr Pass Thru	5.000	06-01-18	94	94
15 Yr Pass Thru	5.000	07-01-19	704	712
30 Yr Pass Thru	3.000	07-01-42	5,514,915	5,401,025
30 Yr Pass Thru	3.000	10-01-42	15,479,159	15,152,237
30 Yr Pass Thru	3.000	12-01-42	2,541,496	2,487,819
30 Yr Pass Thru	3.000	01-01-43	1,823,967	1,785,445
30 Yr Pass Thru	3.000	03-01-43	1,986,297	1,948,381
30 Yr Pass Thru	3.000	04-01-43	3,163,427	3,095,132
30 Yr Pass Thru	3.000	05-01-43	2,733,667	2,681,484
30 Yr Pass Thru	3.000	06-01-43	2,628,108	2,570,959
30 Yr Pass Thru	3.000	07-01-43	33,141,460	32,441,509
30 Yr Pass Thru	3.000	08-01-46	117,183,820	113,994,792
30 Yr Pass Thru	3.000	09-01-46	7,290,138	7,105,414
30 Yr Pass Thru	3.000	10-01-46	5,018,317	4,891,158
30 Yr Pass Thru	3.000	01-01-47	38,577,106	37,527,273
30 Yr Pass Thru	3.000	02-01-47	20,871,170	20,332,535
30 Yr Pass Thru	3.000	10-01-47	46,453,483	45,182,046
30 Yr Pass Thru	3.000	11-01-47	55,168,833	53,667,474
30 Yr Pass Thru	3.500	11-01-40	3,929,271	3,952,786
30 Yr Pass Thru	3.500	06-01-42	4,278,126	4,313,087
30 Yr Pass Thru	3.500	08-01-42	6,916,492	6,973,015
30 Yr Pass Thru	3.500	01-01-43	3,250,080	3,267,500
30 Yr Pass Thru	3.500	02-01-43	999,226	1,009,734
30 Yr Pass Thru	3.500	05-01-43	1,881,707	1,897,378
30 Yr Pass Thru	3.500	06-01-43	25,615,255	25,808,576
30 Yr Pass Thru	3.500	07-01-43	16,201,618	16,327,145
30 Yr Pass Thru	3.500	01-01-45	5,680,780	5,707,676
30 Yr Pass Thru	3.500	04-01-45	46,025,294	46,178,485
30 Yr Pass Thru	3.500	02-01-46	36,838,258	36,909,065
30 Yr Pass Thru	3.500	07-01-46	59,331,261	59,322,543
30 Yr Pass Thru	3.500	02-01-47	56,098,192	56,170,957
30 Yr Pass Thru	3.500	03-01-47	60,809,318	60,945,202
30 Yr Pass Thru	3.500	07-01-47	77,769,310	77,943,093
30 Yr Pass Thru	3.500	11-01-47	70,891,258	71,005,365
30 Yr Pass Thru	4.000	09-01-40	23,859,337	24,657,228
30 Yr Pass Thru	4.000	11-01-40	3,280,069	3,406,788
30 Yr Pass Thru	4.000	12-01-40	7,312,108	7,555,749
30 Yr Pass Thru	4.000	01-01-41	7,880,867	8,143,460
30 Yr Pass Thru	4.000	02-01-41	2,505,866	2,589,362
30 Yr Pass Thru	4.000	09-01-41	18,339,115	18,958,160
30 Yr Pass Thru	4.000	10-01-41	7,985,892	8,251,984
30 Yr Pass Thru	4.000	01-01-42	4,291,351	4,434,340
30 Yr Pass Thru	4.000	03-01-42	2,147,615	2,219,174
30 Yr Pass Thru	4.000	05-01-42	8,463,217	8,737,280
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK BOND FUND	3

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
30 Yr Pass Thru	4.000	07-01-42	545,290	$562,948
30 Yr Pass Thru	4.000	09-01-43	10,075,938	10,432,139
30 Yr Pass Thru	4.000	10-01-43	16,299,346	16,842,129
30 Yr Pass Thru	4.000	01-01-44	7,856,531	8,121,996
30 Yr Pass Thru	4.000	12-01-45	26,839,862	27,671,269
30 Yr Pass Thru	4.000	02-01-46	18,285,074	18,785,771
30 Yr Pass Thru	4.000	04-01-46	18,476,043	18,976,195
30 Yr Pass Thru	4.000	06-01-46	12,424,641	12,760,980
30 Yr Pass Thru	4.000	07-01-46	31,598,005	32,453,373
30 Yr Pass Thru	4.000	10-01-46	7,557,084	7,759,295
30 Yr Pass Thru	4.000	01-01-47	23,017,234	23,787,773
30 Yr Pass Thru	4.000	03-01-47	35,341,089	36,386,135
30 Yr Pass Thru	4.000	04-01-47	32,566,068	33,656,269
30 Yr Pass Thru	4.500	11-01-39	5,428,966	5,746,433
30 Yr Pass Thru	4.500	08-01-40	6,418,288	6,793,608
30 Yr Pass Thru	4.500	02-01-41	9,484,940	10,036,623
30 Yr Pass Thru	4.500	05-01-41	11,315,999	11,985,082
30 Yr Pass Thru	4.500	06-01-41	8,216,710	8,694,628
30 Yr Pass Thru	4.500	07-01-41	5,701,008	6,032,602
30 Yr Pass Thru	4.500	08-01-41	4,242,716	4,488,164
30 Yr Pass Thru	4.500	05-01-42	8,792,666	9,304,083
30 Yr Pass Thru	4.500	11-01-42	6,120,446	6,476,436
30 Yr Pass Thru	4.500	01-01-43	1,785,983	1,889,863
30 Yr Pass Thru	4.500	10-01-45	20,209,342	21,296,384
30 Yr Pass Thru	4.500	05-01-46	14,320,713	15,091,011
30 Yr Pass Thru	5.000	03-01-34	1,462,679	1,575,115
30 Yr Pass Thru	5.000	12-01-34	6,438	6,941
30 Yr Pass Thru	5.000	02-01-36	1,930,624	2,081,933
30 Yr Pass Thru	5.000	11-01-36	364,440	393,088
30 Yr Pass Thru	5.000	08-01-40	4,034,211	4,358,323
30 Yr Pass Thru	5.000	09-01-40	4,323,330	4,674,940
30 Yr Pass Thru	5.000	02-01-41	2,672,698	2,887,425
30 Yr Pass Thru	5.000	03-01-41	3,255,696	3,517,261
30 Yr Pass Thru	5.000	04-01-41	1,990,179	2,165,930
30 Yr Pass Thru	5.000	07-01-42	2,340,133	2,528,141
30 Yr Pass Thru	5.500	12-01-34	81,328	89,480
30 Yr Pass Thru	6.500	01-01-39	1,954,106	2,197,724
30 Yr Pass Thru	7.000	09-01-31	2,982	3,404
30 Yr Pass Thru	7.000	01-01-32	153	174
30 Yr Pass Thru	7.000	05-01-32	128	147
30 Yr Pass Thru	7.000	06-01-32	151	171
30 Yr Pass Thru	7.500	09-01-29	89	102
30 Yr Pass Thru	7.500	12-01-29	92	105
30 Yr Pass Thru	7.500	12-01-30	30	35
30 Yr Pass Thru	7.500	01-01-31	43	50
30 Yr Pass Thru	7.500	05-01-31	383	442
30 Yr Pass Thru	7.500	08-01-31	174	197
Note (6 month LIBOR + 2.122%) (A)	3.747	07-01-33	432	452
Government National Mortgage Association
30 Yr Pass Thru	4.000	02-15-41	2,592,306	2,685,974
30 Yr Pass Thru	5.000	04-15-35	7,121	7,615
30 Yr Pass Thru	5.500	03-15-35	6,413	7,068
30 Yr Pass Thru	6.000	03-15-33	3,154	3,549
30 Yr Pass Thru	6.000	06-15-33	1,197	1,362
4	JOHN HANCOCK BOND FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Rate (%)	Maturity date		Par value^	Value
U.S. Government Agency (continued)
30 Yr Pass Thru	6.500	09-15-28		482	$540
30 Yr Pass Thru	6.500	09-15-29		233	262
30 Yr Pass Thru	6.500	08-15-31		329	373
30 Yr Pass Thru	7.000	04-15-29		926	1,054

30 Yr Pass Thru	8.000	10-15-26		446	509
Foreign government obligations 0.6%					$78,051,781
(Cost $76,909,776)
Argentina 0.3%					40,293,389
City of Buenos Aires Bond (B)	7.500	06-01-27		3,900,000	4,093,557
Provincia de Buenos Aires Bond (B)	7.875	06-15-27		7,380,000	7,672,322
Republic of Argentina
Bond	5.875	01-11-28		11,352,000	10,608,444
Bond	6.875	01-26-27		3,948,000	4,011,207
Bond	7.500	04-22-26		8,800,000	9,398,400
Bond	8.280	12-31-33		4,121,992	4,509,459
Brazil 0.2%					26,104,374
Federative Republic of Brazil Note	10.000	01-01-23	BRL	80,575,000	26,104,374
Egypt 0.1%					11,654,018
Arab Republic of Egypt Bond (B)	5.577	02-21-23		11,460,000	11,654,018
Corporate bonds 45.4%					$5,354,862,566
(Cost $5,363,129,726)
Consumer discretionary 5.9%					692,875,272
Auto components 0.2%
Lear Corp.	5.250	01-15-25		11,264,000	11,845,307
Nemak SAB de CV (B)	4.750	01-23-25		8,275,000	8,212,938
ZF North America Capital, Inc. (B)	4.750	04-29-25		3,261,000	3,354,754
Automobiles 1.0%
Daimler Finance North America LLC (B)	2.200	05-05-20		9,875,000	9,713,411
Ford Motor Company	4.750	01-15-43		8,494,000	7,840,266
Ford Motor Credit Company LLC	2.375	03-12-19		9,278,000	9,234,946
Ford Motor Credit Company LLC	5.875	08-02-21		25,885,000	27,774,492
General Motors Company	4.875	10-02-23		19,179,000	20,116,452
General Motors Financial Company, Inc.	4.000	01-15-25		19,164,000	18,998,128
General Motors Financial Company, Inc.	4.300	07-13-25		16,381,000	16,424,703
Mclaren Finance PLC (B)	5.750	08-01-22		2,925,000	2,970,513
Diversified consumer services 0.1%
Laureate Education, Inc. (B)	8.250	05-01-25		5,620,000	5,985,300
Service Corp. International	5.375	05-15-24		8,665,000	8,934,915
Hotels, restaurants and leisure 0.4%
CCM Merger, Inc. (B)	6.000	03-15-22		8,000,000	8,084,640
Eldorado Resorts, Inc.	7.000	08-01-23		3,770,000	3,986,775
GLP Capital LP	5.375	04-15-26		8,100,000	8,373,375
Hilton Grand Vacations Borrower LLC	6.125	12-01-24		3,245,000	3,496,488
International Game Technology PLC (B)	6.500	02-15-25		7,015,000	7,523,588
Jacobs Entertainment, Inc. (B)	7.875	02-01-24		4,748,000	5,074,425
Mohegan Gaming & Entertainment (B)	7.875	10-15-24		7,565,000	7,810,863
Waterford Gaming LLC (B)(C)(D)	8.625	09-15-14		440,015	0
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK BOND FUND	5

	Rate (%)	Maturity date	Par value^	Value
Consumer discretionary (continued)
Internet and direct marketing retail 1.3%
Amazon.com, Inc. (B)	3.150	08-22-27	25,120,000	$24,214,305
Amazon.com, Inc. (B)	4.050	08-22-47	25,687,000	25,547,065
Booking Holdings, Inc.	2.750	03-15-23	11,470,000	11,120,492
Expedia, Inc.	3.800	02-15-28	25,655,000	23,878,453
Expedia, Inc.	5.000	02-15-26	25,072,000	25,738,198
Netflix, Inc. (B)	4.875	04-15-28	11,555,000	11,352,788
QVC, Inc.	4.375	03-15-23	11,222,000	11,196,771
QVC, Inc.	5.125	07-02-22	7,409,000	7,670,106
QVC, Inc.	5.450	08-15-34	8,529,000	8,146,692
Leisure products 0.1%
Vista Outdoor, Inc.	5.875	10-01-23	9,997,000	9,884,534
Media 2.6%
Altice Financing SA (B)	6.625	02-15-23	9,120,000	9,108,600
AMC Entertainment Holdings, Inc.	6.125	05-15-27	11,936,000	11,577,920
Cablevision Systems Corp.	5.875	09-15-22	9,105,000	9,105,000
CBS Corp.	3.375	03-01-22	5,655,000	5,659,199
CBS Corp.	3.700	08-15-24	9,065,000	9,039,820
Cengage Learning, Inc. (B)	9.500	06-15-24	9,555,000	8,121,750
Charter Communications Operating LLC	4.200	03-15-28	23,500,000	22,512,652
Charter Communications Operating LLC	6.484	10-23-45	23,315,000	26,264,572
Clear Channel Worldwide Holdings, Inc.	6.500	11-15-22	10,227,000	10,508,243
Lions Gate Entertainment Corp. (B)	5.875	11-01-24	6,805,000	7,108,503
McGraw-Hill Global Education Holdings LLC (B)	7.875	05-15-24	7,975,000	7,715,813
MDC Partners, Inc. (B)	6.500	05-01-24	10,687,000	10,660,283
Meredith Corp. (B)	6.875	02-01-26	14,443,000	14,894,344
Midcontinent Communications (B)	6.875	08-15-23	8,738,000	9,207,668
Myriad International Holdings BV (B)	4.850	07-06-27	3,875,000	3,933,156
Myriad International Holdings BV (B)	5.500	07-21-25	15,435,000	16,470,843
National CineMedia LLC	6.000	04-15-22	4,186,000	4,222,628
Sinclair Television Group, Inc. (B)	5.625	08-01-24	7,070,000	7,176,050
Sirius XM Radio, Inc. (B)	5.000	08-01-27	8,472,000	8,236,478
Sirius XM Radio, Inc. (B)	5.375	04-15-25	13,535,000	13,754,944
Sirius XM Radio, Inc. (B)	5.375	07-15-26	11,695,000	11,841,188
Time Warner Cable LLC	8.250	04-01-19	8,430,000	8,899,467
Time Warner, Inc.	3.800	02-15-27	13,975,000	13,524,381
Viacom, Inc.	4.375	03-15-43	9,200,000	8,272,779
Viacom, Inc.	5.850	09-01-43	21,236,000	23,192,741
Viacom, Inc. (6.250% to 2-28-27, then 3 month LIBOR + 3.899%)	6.250	02-28-57	9,758,000	10,028,297
WMG Acquisition Corp. (B)	4.875	11-01-24	5,456,000	5,503,740
WMG Acquisition Corp. (B)	5.500	04-15-26	2,950,000	2,950,000
WMG Acquisition Corp. (B)	6.750	04-15-22	8,437,000	8,758,661
Multiline retail 0.1%
Macy's Retail Holdings, Inc.	3.625	06-01-24	15,870,000	15,164,974
Specialty retail 0.1%
L Brands, Inc.	6.625	04-01-21	9,225,000	9,844,828
L Brands, Inc.	6.875	11-01-35	5,118,000	5,110,067
Consumer staples 1.3%				156,680,195
Beverages 0.5%
Anheuser-Busch InBev Finance, Inc.	4.900	02-01-46	32,410,000	34,555,240
Molson Coors Brewing Company	1.450	07-15-19	12,995,000	12,768,730
Molson Coors Brewing Company	3.000	07-15-26	9,826,000	9,180,876
6	JOHN HANCOCK BOND FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Consumer staples (continued)
Food and staples retailing 0.1%
Alimentation Couche-Tard, Inc. (B)	2.700	07-26-22	8,695,000	$8,416,181
Simmons Foods, Inc. (B)	5.750	11-01-24	4,945,000	4,685,388
Food products 0.4%
Bunge, Ltd. Finance Corp.	8.500	06-15-19	12,552,000	13,423,767
Kraft Heinz Foods Company (B)	4.875	02-15-25	8,702,000	9,092,464
Kraft Heinz Foods Company	5.200	07-15-45	6,280,000	6,397,053
Mondelez International Holdings Netherlands BV (B)	1.625	10-28-19	15,850,000	15,582,189
Post Holdings, Inc. (B)	5.625	01-15-28	2,645,000	2,575,569
Household products 0.1%
Kronos Acquisition Holdings, Inc. (B)	9.000	08-15-23	9,085,000	8,812,450
Personal products 0.2%
Natura Cosmeticos SA (B)	5.375	02-01-23	15,200,000	15,352,000
Revlon Consumer Products Corp.	6.250	08-01-24	16,145,000	11,099,688
Tobacco 0.0%
Vector Group, Ltd. (B)	6.125	02-01-25	4,640,000	4,738,600
Energy 5.4%				629,746,367
Energy equipment and services 0.2%
Antero Midstream Partners LP	5.375	09-15-24	10,787,000	11,029,708
CSI Compressco LP	7.250	08-15-22	10,834,000	10,536,065
Inkia Energy, Ltd. (B)	5.875	11-09-27	3,900,000	3,870,750
Oil, gas and consumable fuels 5.2%
Andeavor Logistics LP	4.250	12-01-27	6,728,000	6,564,879
Andeavor Logistics LP	5.250	01-15-25	4,197,000	4,307,381
Andeavor Logistics LP	6.375	05-01-24	10,614,000	11,410,050
Antero Resources Corp.	5.125	12-01-22	5,321,000	5,367,559
Boardwalk Pipelines LP	4.450	07-15-27	7,492,000	7,347,903
Cenovus Energy, Inc.	4.450	09-15-42	15,104,000	13,424,910
Cheniere Corpus Christi Holdings LLC	5.125	06-30-27	4,925,000	4,980,406
Cheniere Corpus Christi Holdings LLC	5.875	03-31-25	6,605,000	6,984,788
Cimarex Energy Company	4.375	06-01-24	8,314,000	8,626,864
Colorado Interstate Gas Company LLC (B)	4.150	08-15-26	7,955,000	7,691,489
Columbia Pipeline Group, Inc.	4.500	06-01-25	18,095,000	18,567,297
Continental Resources, Inc.	5.000	09-15-22	24,655,000	25,024,825
DCP Midstream Operating LP	2.700	04-01-19	10,889,000	10,766,499
DCP Midstream Operating LP (5.850% to 5-21-23, then 3 month LIBOR + 3.850%) (B)	5.850	05-21-43	10,855,000	10,285,113
DCP Midstream Operating LP (B)	9.750	03-15-19	6,950,000	7,367,000
Enbridge Energy Partners LP	4.375	10-15-20	15,002,000	15,427,271
Enbridge Energy Partners LP (3 month LIBOR + 3.798%) (A)	5.492	10-01-77	9,783,000	9,758,543
Enbridge, Inc. (5.500% to 7-15-27, then 3 month LIBOR + 3.418%)	5.500	07-15-77	14,935,000	14,415,859
Enbridge, Inc. (6.250% to 3-1-28, then 3 month LIBOR + 3.641%)	6.250	03-01-78	11,422,000	11,446,258
Energy Transfer Equity LP	5.875	01-15-24	7,500,000	7,950,000
Energy Transfer LP	4.200	04-15-27	4,462,000	4,338,053
Energy Transfer LP	5.150	03-15-45	12,120,000	11,425,885
Energy Transfer LP	9.700	03-15-19	4,563,000	4,883,667
Energy Transfer Partners LP	5.000	10-01-22	1,834,000	1,916,131
Energy Transfer Partners LP	5.875	03-01-22	1,250,000	1,340,093
EnLink Midstream Partners LP	4.850	07-15-26	12,953,000	13,155,016
EnLink Midstream Partners LP (6.000% to 12-15-22, then 3 month LIBOR + 4.110%) (E)	6.000	12-15-22	9,074,000	8,620,300
Enterprise Products Operating LLC (3 month LIBOR + 3.708%) (A)	5.481	08-01-66	13,305,000	13,358,486
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK BOND FUND	7

	Rate (%)	Maturity date	Par value^	Value
Energy (continued)
Oil, gas and consumable fuels (continued)
Enterprise Products Operating LLC (5.250% to 8-16-27, then 3 month LIBOR + 3.033%)	5.250	08-16-77	22,170,000	$21,394,050
Gulfport Energy Corp.	6.000	10-15-24	3,905,000	3,836,663
Hess Corp.	5.800	04-01-47	5,230,000	5,531,185
Kinder Morgan Energy Partners LP	7.750	03-15-32	7,890,000	9,773,155
Lukoil International Finance BV (B)	3.416	04-24-18	7,360,000	7,362,355
MPLX LP	4.000	03-15-28	13,635,000	13,400,795
Murphy Oil Corp.	5.750	08-15-25	7,271,000	7,234,645
Newfield Exploration Company	5.625	07-01-24	5,072,000	5,338,280
Newfield Exploration Company	5.750	01-30-22	3,895,000	4,109,225
Nostrum Oil & Gas Finance BV (B)	7.000	02-16-25	6,118,000	5,989,522
NuStar Logistics LP	5.625	04-28-27	3,214,000	3,181,860
ONEOK Partners LP	5.000	09-15-23	5,423,000	5,732,583
Petrobras Global Finance BV	5.625	05-20-43	23,573,000	20,060,859
Petrobras Global Finance BV	7.375	01-17-27	19,303,000	20,885,846
Petroleos Mexicanos	4.875	01-24-22	13,653,000	14,020,948
Petroleos Mexicanos (B)	5.375	03-13-22	3,420,000	3,573,900
Sabine Pass Liquefaction LLC	4.200	03-15-28	10,090,000	9,879,575
Sabine Pass Liquefaction LLC	5.000	03-15-27	9,596,000	9,967,376
Sabine Pass Liquefaction LLC	5.750	05-15-24	17,050,000	18,415,230
Sabine Pass Liquefaction LLC	5.875	06-30-26	6,315,000	6,895,791
Sunoco Logistics Partners Operations LP	3.900	07-15-26	16,794,000	16,062,033
Sunoco Logistics Partners Operations LP	4.400	04-01-21	11,329,000	11,678,987
Sunoco Logistics Partners Operations LP	5.400	10-01-47	6,569,000	6,422,499
Tapstone Energy LLC (B)	9.750	06-01-22	3,710,000	3,097,850
Teekay Offshore Partners LP	6.000	07-30-19	11,613,000	11,583,968
The Williams Companies, Inc.	4.550	06-24-24	18,600,000	18,739,500
The Williams Companies, Inc.	5.750	06-24-44	11,435,000	12,149,688
Williams Partners LP	3.750	06-15-27	12,645,000	12,222,474
Williams Partners LP	4.875	03-15-24	20,753,000	21,701,412
WPX Energy, Inc.	5.250	09-15-24	3,760,000	3,760,000
WPX Energy, Inc.	6.000	01-15-22	7,625,000	7,910,938
YPF SA (B)	8.500	07-28-25	14,090,000	15,644,127
Financials 14.9%				1,760,962,505
Banks 8.7%
Australia & New Zealand Banking Group, Ltd.	2.125	08-19-20	17,985,000	17,648,110
Australia & New Zealand Banking Group, Ltd. (6.750% to 6-15-26, then 5 Year U.S. ISDAFIX + 5.168%) (B)(E)	6.750	06-15-26	8,790,000	9,614,063
Bank of America Corp.	3.950	04-21-25	15,946,000	15,921,692
Bank of America Corp.	4.200	08-26-24	6,677,000	6,810,492
Bank of America Corp.	4.250	10-22-26	6,096,000	6,154,714
Bank of America Corp.	4.450	03-03-26	21,468,000	21,950,610
Bank of America Corp. (6.300% to 3-10-26, then 3 month LIBOR + 4.553%) (E)	6.300	03-10-26	21,970,000	24,112,075
Banque Federative du Credit Mutuel SA (B)	2.200	07-20-20	17,150,000	16,820,881
Barclays Bank PLC	2.650	01-11-21	30,740,000	30,342,143
Barclays Bank PLC (B)	10.179	06-12-21	6,780,000	8,077,517
Barclays PLC	4.375	01-12-26	10,590,000	10,601,183
BPCE SA (B)	4.500	03-15-25	14,390,000	14,523,604
BPCE SA (B)	5.700	10-22-23	14,625,000	15,804,813
Canadian Imperial Bank of Commerce	2.700	02-02-21	33,375,000	33,067,148
Citigroup, Inc.	2.350	08-02-21	17,660,000	17,203,329
Citigroup, Inc.	4.600	03-09-26	24,348,000	25,143,435
8	JOHN HANCOCK BOND FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Financials (continued)
Banks (continued)
Citigroup, Inc. (5.875% to 3-27-20, then 3 month LIBOR + 4.059%) (E)	5.875	03-27-20	23,650,000	$24,507,313
Citigroup, Inc. (6.250% to 8-15-26, then 3 month LIBOR + 4.517%) (E)	6.250	08-15-26	18,095,000	19,452,125
Citizens Bank NA	2.200	05-26-20	16,310,000	16,056,273
Cooperatieve Rabobank UA (11.000% to 6-30-19, then 3 month LIBOR + 10.868%) (B)(E)	11.000	06-30-19	9,524,000	10,404,970
Credit Agricole SA (7.875% to 1-23-24, then 5 Year U.S. Swap Rate + 4.898%) (B)(E)	7.875	01-23-24	10,770,000	12,022,013
Credit Agricole SA (8.125% to 9-19-18, then 5 Year U.S. Swap Rate + 6.283%) (B)	8.125	09-19-33	10,680,000	10,958,000
Fifth Third Bancorp (5.100% to 6-30-23, then 3 month LIBOR + 3.033%) (E)	5.100	06-30-23	11,664,000	11,576,520
Freedom Mortgage Corp. (B)	8.125	11-15-24	11,054,000	11,330,350
HBOS PLC (B)	6.750	05-21-18	12,520,000	12,630,522
HSBC Holdings PLC (6.375% to 9-17-24, then 5 Year U.S. ISDAFIX + 3.705%) (E)	6.375	09-17-24	5,770,000	6,050,364
HSBC Holdings PLC (6.875% to 6-1-21, then 5 Year U.S. ISDAFIX + 5.514%) (E)	6.875	06-01-21	14,155,000	15,145,850
ING Bank NV (B)	5.800	09-25-23	12,599,000	13,716,790
ING Groep NV (6.500% to 4-16-25, then 5 Year U.S. Swap Rate + 4.446%) (E)	6.500	04-16-25	6,080,000	6,374,880
JPMorgan Chase & Co.	2.400	06-07-21	24,895,000	24,413,426
JPMorgan Chase & Co.	3.200	06-15-26	14,987,000	14,388,551
JPMorgan Chase & Co. (5.300% to 5-1-20, then 3 month LIBOR + 3.800%) (E)	5.300	05-01-20	15,583,000	16,050,490
JPMorgan Chase & Co. (6.750% to 2-1-24, then 3 month LIBOR + 3.780%) (E)	6.750	02-01-24	17,898,000	19,777,290
Lloyds Banking Group PLC	4.650	03-24-26	28,420,000	28,901,976
Lloyds Banking Group PLC (7.500% to 6-27-24, then 5 Year U.S. Swap Rate + 4.760%) (E)	7.500	06-27-24	12,925,000	14,169,031
M&T Bank Corp. (5.125% to 11-1-26, then 3 month LIBOR + 3.520%) (E)	5.125	11-01-26	10,307,000	10,502,833
Manufacturers & Traders Trust Company (3 month LIBOR + 0.640%) (A)	2.646	12-01-21	7,830,000	7,808,869
PNC Bank NA	2.450	07-28-22	21,380,000	20,746,505
PNC Bank NA	2.500	01-22-21	27,345,000	27,009,300
Popular, Inc.	7.000	07-01-19	9,055,000	9,326,650
Regions Financial Corp.	2.750	08-14-22	20,980,000	20,453,224
Santander Holdings USA, Inc.	2.700	05-24-19	2,055,000	2,051,700
Santander Holdings USA, Inc. (B)	3.400	01-18-23	11,282,000	11,033,342
Santander Holdings USA, Inc. (B)	3.700	03-28-22	19,615,000	19,649,380
Santander UK Group Holdings PLC (B)	4.750	09-15-25	11,895,000	12,067,858
Societe Generale SA (7.375% to 9-13-21, then 5 Year U.S. Swap Rate + 6.238%) (B)(E)	7.375	09-13-21	13,725,000	14,788,688
Societe Generale SA (8.000% to 9-29-25, then 5 Year U.S. ISDAFIX + 5.873%) (B)(E)	8.000	09-29-25	12,350,000	14,233,375
Societe Generale SA (8.250% to 11-29-18, then 5 Year U.S. Swap Rate + 6.394%) (E)	8.250	11-29-18	4,645,000	4,818,026
Societe Generale SA (8.250% to 11-29-18, then 5 Year U.S. Swap Rate + 6.394%) (E)	8.250	11-29-18	4,795,000	4,974,813
Standard Chartered PLC (B)	2.100	08-19-19	17,260,000	17,066,914
Sumitomo Mitsui Trust Bank, Ltd. (B)	2.050	03-06-19	20,851,000	20,745,598
SunTrust Bank	2.450	08-01-22	17,250,000	16,676,307
SunTrust Bank (2.590% to 1-29-20, then 3 month LIBOR + 0.297%)	2.590	01-29-21	22,910,000	22,794,028
The PNC Financial Services Group, Inc. (4.850% to 6-1-23, then 3 month LIBOR + 3.040%) (E)	4.850	06-01-23	10,434,000	10,486,170
The PNC Financial Services Group, Inc. (6.750% to 8-1-21, then 3 month LIBOR + 3.678%) (E)	6.750	08-01-21	23,748,000	25,667,313
The Royal Bank of Scotland Group PLC	3.875	09-12-23	19,400,000	19,297,589
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK BOND FUND	9

	Rate (%)	Maturity date	Par value^	Value
Financials (continued)
Banks (continued)
The Royal Bank of Scotland Group PLC (8.000% to 8-10-25, then 5 Year U.S. Swap Rate + 5.720%) (E)	8.000	08-10-25	10,630,000	$11,945,463
The Royal Bank of Scotland Group PLC (8.625% to 8-15-21, then 5 Year U.S. Swap Rate + 7.598%) (E)	8.625	08-15-21	8,450,000	9,337,250
US Bank NA	2.000	01-24-20	15,570,000	15,362,415
Wells Fargo & Company, Series K (7.980% to 6-15-18, then 3 month LIBOR + 3.770%) (E)	7.980	06-15-18	11,687,000	11,891,523
Wells Fargo & Company, Series MTN	4.650	11-04-44	10,675,000	10,795,123
Wells Fargo & Company, Series U (5.875% to 6-15-25, then 3 month LIBOR + 3.990%) (E)	5.875	06-15-25	35,271,000	37,497,658
Wells Fargo Bank NA	2.400	01-15-20	33,925,000	33,665,506
Westpac Banking Corp.	2.150	03-06-20	27,768,000	27,407,859
Capital markets 2.4%
Ares Capital Corp.	3.625	01-19-22	12,476,000	12,293,786
Credit Suisse Group AG (7.500% to 12-11-23, then 5 Year U.S. Swap Rate + 4.598%) (B)(E)	7.500	12-11-23	8,155,000	9,050,419
FS Investment Corp.	4.000	07-15-19	6,995,000	7,028,092
FS Investment Corp.	4.250	01-15-20	6,905,000	6,968,526
Jefferies Group LLC	4.150	01-23-30	15,875,000	15,068,350
Jefferies Group LLC	4.850	01-15-27	15,545,000	16,056,971
Jefferies Group LLC	8.500	07-15-19	27,575,000	29,571,584
Macquarie Bank, Ltd. (B)	4.875	06-10-25	14,265,000	14,670,186
Morgan Stanley	3.875	01-27-26	11,848,000	11,876,917
Morgan Stanley	5.500	01-26-20	14,782,000	15,479,119
Morgan Stanley	7.300	05-13-19	19,711,000	20,742,630
Stifel Financial Corp.	4.250	07-18-24	13,595,000	13,675,740
The Goldman Sachs Group, Inc.	2.000	04-25-19	9,594,000	9,528,905
The Goldman Sachs Group, Inc.	2.300	12-13-19	27,533,000	27,303,900
The Goldman Sachs Group, Inc.	3.850	01-26-27	26,330,000	25,975,994
UBS AG (B)	2.450	12-01-20	22,920,000	22,566,207
UBS Group Funding Switzerland AG (2.859% to 8-15-22, then 3 month LIBOR + 0.954%) (B)	2.859	08-15-23	20,915,000	20,329,175
Consumer finance 1.5%
Ally Financial, Inc.	3.250	11-05-18	8,410,000	8,416,308
Ally Financial, Inc.	5.125	09-30-24	20,968,000	21,754,300
American Express Company	2.500	08-01-22	19,080,000	18,434,469
Capital One Financial Corp.	2.400	10-30-20	8,895,000	8,738,261
Capital One Financial Corp.	2.450	04-24-19	10,815,000	10,774,758
Capital One Financial Corp.	3.750	07-28-26	22,968,000	21,931,415
Capital One Financial Corp.	4.200	10-29-25	16,394,000	16,256,980
Credit Acceptance Corp.	6.125	02-15-21	9,659,000	9,707,295
Credito Real SAB de CV (B)	7.250	07-20-23	5,700,000	5,999,250
Credito Real SAB de CV (9.125% to 11-29-22, then 10 Year CMT + 7.026%) (B)(E)	9.125	11-29-22	9,270,000	9,594,450
Discover Financial Services	3.950	11-06-24	18,348,000	18,320,380
Discover Financial Services	4.100	02-09-27	6,700,000	6,626,772
Discover Financial Services	5.200	04-27-22	2,350,000	2,481,620
Enova International, Inc. (B)	8.500	09-01-24	2,551,000	2,684,928
Enova International, Inc.	9.750	06-01-21	9,512,000	10,023,270
Diversified financial services 0.4%
ASP AMC Merger Sub, Inc. (B)	8.000	05-15-25	9,996,000	9,496,200
Doric Nimrod Air Alpha 2013-1 Class B Pass Through Trust (B)	6.125	11-30-21	998,824	1,026,291
Exela Intermediate LLC (B)	10.000	07-15-23	4,955,000	4,936,419
Leucadia National Corp.	5.500	10-18-23	13,311,000	13,993,732
10	JOHN HANCOCK BOND FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Financials (continued)
Diversified financial services (continued)
Trident Merger Sub, Inc. (B)	6.625	11-01-25	3,432,000	$3,397,680
Voya Financial, Inc. (5.650% to 5-15-23, then 3 month LIBOR + 3.580%)	5.650	05-15-53	13,317,000	13,716,510
Insurance 1.4%
Aquarius & Investments PLC (6.375% to 9-1-19, then 5 Year U.S. Swap Rate + 5.210%)	6.375	09-01-24	12,250,000	12,687,905
AXA SA	8.600	12-15-30	6,874,000	9,589,230
Brighthouse Financial, Inc. (B)	3.700	06-22-27	21,455,000	20,059,542
CNO Financial Group, Inc.	5.250	05-30-25	13,153,000	13,350,295
Liberty Mutual Group, Inc. (B)	7.800	03-07-87	17,006,000	21,129,955
MetLife, Inc.	6.400	12-15-66	9,858,000	11,114,895
MetLife, Inc. (B)	9.250	04-08-68	5,470,000	7,644,325
Nippon Life Insurance Company (5.100% to 10-16-24, then 5 Year U.S. ISDAFIX + 3.650%) (B)	5.100	10-16-44	11,795,000	12,446,674
Prudential Financial, Inc. (5.875% to 9-15-22, then 3 month LIBOR + 4.175%)	5.875	09-15-42	25,578,000	27,464,378
Teachers Insurance & Annuity Association of America (B)	4.270	05-15-47	15,725,000	15,643,424
The Hartford Financial Services Group, Inc. (8.125% to 6-15-18, then 3 month LIBOR + 4.603%)	8.125	06-15-68	20,329,000	20,532,290
Thrifts and mortgage finance 0.5%
Flagstar Bancorp, Inc.	6.125	07-15-21	6,440,000	6,793,675
Ladder Capital Finance Holdings LLLP (B)	5.250	03-15-22	2,850,000	2,871,375
Ladder Capital Finance Holdings LLLP (B)	5.250	10-01-25	5,810,000	5,650,225
MGIC Investment Corp.	5.750	08-15-23	2,676,000	2,830,673
Nationstar Mortgage LLC	7.875	10-01-20	5,938,000	6,093,873
Quicken Loans, Inc. (B)	5.250	01-15-28	9,915,000	9,567,975
Quicken Loans, Inc. (B)	5.750	05-01-25	13,920,000	14,024,400
Radian Group, Inc.	4.500	10-01-24	6,091,000	6,077,600
Radian Group, Inc.	5.250	06-15-20	4,391,000	4,544,685
Stearns Holdings LLC (B)	9.375	08-15-20	2,450,000	2,523,500
Health care 2.5%				290,579,257
Biotechnology 0.7%
AbbVie, Inc.	3.600	05-14-25	15,388,000	15,201,571
Celgene Corp.	2.875	08-15-20	11,170,000	11,142,114
Celgene Corp.	2.875	02-19-21	11,500,000	11,444,433
Shire Acquisitions Investments Ireland DAC	1.900	09-23-19	22,101,000	21,759,111
Shire Acquisitions Investments Ireland DAC	3.200	09-23-26	20,194,000	18,782,563
Health care equipment and supplies 0.2%
Becton, Dickinson and Company	2.133	06-06-19	15,920,000	15,791,206
Zimmer Biomet Holdings, Inc.	3.550	04-01-25	8,858,000	8,590,975
Health care providers and services 1.1%
Community Health Systems, Inc.	5.125	08-01-21	7,128,000	6,575,580
Community Health Systems, Inc.	8.000	11-15-19	5,275,000	4,932,125
DaVita, Inc.	5.000	05-01-25	17,099,000	16,757,020
Express Scripts Holding Company	2.600	11-30-20	21,450,000	21,170,567
HCA, Inc.	5.250	04-15-25	11,324,000	11,635,410
HCA, Inc.	5.250	06-15-26	10,413,000	10,673,325
HCA, Inc.	7.500	02-15-22	8,940,000	9,889,875
MEDNAX, Inc. (B)	5.250	12-01-23	11,971,000	12,255,311
Select Medical Corp.	6.375	06-01-21	11,653,000	11,879,884
Team Health Holdings, Inc. (B)	6.375	02-01-25	2,697,000	2,467,755
Universal Health Services, Inc. (B)	4.750	08-01-22	9,675,000	9,795,938
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK BOND FUND	11

	Rate (%)	Maturity date	Par value^	Value
Health care (continued)
Health care providers and services (continued)
Universal Health Services, Inc. (B)	5.000	06-01-26	11,076,000	$11,214,450
Life sciences tools and services 0.1%
Quintiles IMS, Inc. (B)	4.875	05-15-23	6,245,000	6,416,738
Pharmaceuticals 0.4%
Allergan Funding SCS	3.800	03-15-25	13,845,000	13,661,766
Mylan NV	2.500	06-07-19	8,618,000	8,566,163
Mylan NV	3.950	06-15-26	16,336,000	15,800,693
Valeant Pharmaceuticals International, Inc. (B)	6.125	04-15-25	16,165,000	14,174,684
Industrials 4.2%				497,482,633
Aerospace and defense 0.4%
Arconic, Inc.	5.125	10-01-24	14,478,000	14,930,438
Huntington Ingalls Industries, Inc. (B)	5.000	11-15-25	7,575,000	8,034,197
Kratos Defense & Security Solutions, Inc. (B)	6.500	11-30-25	8,875,000	9,252,188
Lockheed Martin Corp.	4.700	05-15-46	13,588,000	14,703,293
Textron, Inc.	7.250	10-01-19	3,080,000	3,278,991
Air freight and logistics 0.1%
XPO Logistics, Inc. (B)	6.500	06-15-22	11,464,000	11,913,962
Airlines 1.7%
Air Canada 2013-1 Class A Pass Through Trust (B)	4.125	11-15-26	7,622,877	7,737,221
Air Canada 2013-1 Class C Pass Through Trust (B)	6.625	05-15-18	6,215,000	6,261,613
Air Canada 2017-1 Class B Pass Through Trust (B)	3.700	07-15-27	8,735,000	8,588,252
America West Airlines 2000-1 Pass Through Trust	8.057	01-02-22	482,857	532,268
American Airlines 2001-1 Class A-1 Pass Through Trust	6.977	11-23-22	4,530,142	4,711,348
American Airlines 2013-2 Class A Pass Through Trust	4.950	07-15-24	11,864,079	12,432,843
American Airlines 2015-1 Class B Pass Through Trust	3.700	11-01-24	6,679,273	6,611,812
American Airlines 2016-1 Class A Pass Through Trust	4.100	07-15-29	13,193,842	13,358,765
American Airlines 2017-1 Class A Pass Through Trust	4.000	08-15-30	7,130,620	7,163,421
American Airlines 2017-1 Class AA Pass Through Trust	3.650	08-15-30	11,065,915	10,976,004
American Airlines 2017-2 Class A Pass Through Trust	3.600	04-15-31	6,355,000	6,299,401
Azul Investments LLP (B)	5.875	10-26-24	11,560,000	11,343,250
British Airways 2013-1 Class A Pass Through Trust (B)	4.625	06-20-24	10,908,882	11,346,328
British Airways 2013-1 Class B Pass Through Trust (B)	5.625	12-20-21	1,919,052	1,975,088
Continental Airlines 1999-1 Class A Pass Through Trust	6.545	08-02-20	389,319	403,432
Continental Airlines 2000-2 Class B Pass Through Trust	8.307	10-02-19	80,771	81,175
Continental Airlines 2007-1 Class A Pass Through Trust	5.983	10-19-23	7,318,144	7,903,596
Continental Airlines 2012-1 Class B Pass Through Trust	6.250	10-11-21	1,177,571	1,227,618
Delta Air Lines 2002-1 Class G-1 Pass Through Trust	6.718	07-02-24	4,855,454	5,300,214
Delta Air Lines 2010-1 Class A Pass Through Trust	6.200	01-02-20	2,436,762	2,473,313
Delta Air Lines 2011-1 Class A Pass Through Trust	5.300	10-15-20	838,994	858,963
Delta Air Lines, Inc.	3.625	03-15-22	18,290,000	18,330,660
Northwest Airlines 2007-1 Class A Pass Through Trust	7.027	05-01-21	3,190,453	3,386,347
United Airlines 2014-2 Class A Pass Through Trust	3.750	03-03-28	15,286,434	15,343,758
United Airlines 2014-2 Class B Pass Through Trust	4.625	03-03-24	9,993,379	10,196,444
United Airlines 2016-1 Class A Pass Through Trust	3.450	01-07-30	10,441,094	10,333,444
United Airlines 2016-1 Class B Pass Through Trust	3.650	01-07-26	6,095,000	5,982,114
US Airways 2010-1 Class A Pass Through Trust	6.250	10-22-24	3,992,919	4,347,889
US Airways 2012-1 Class A Pass Through Trust	5.900	04-01-26	4,499,248	4,895,632
Building products 0.2%
Masco Corp.	4.375	04-01-26	10,022,000	10,246,493
Masco Corp.	4.450	04-01-25	6,670,000	6,872,768
Owens Corning	4.200	12-15-22	8,508,000	8,749,097
12	JOHN HANCOCK BOND FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Industrials (continued)
Commercial services and supplies 0.2%
LSC Communications, Inc. (B)	8.750	10-15-23	11,118,000	$11,395,950
Prime Security Services Borrower LLC (B)	9.250	05-15-23	5,700,000	6,205,875
Tervita Escrow Corp. (B)	7.625	12-01-21	1,415,000	1,422,075
Construction and engineering 0.2%
AECOM	5.125	03-15-27	16,240,000	15,727,628
Tutor Perini Corp. (B)	6.875	05-01-25	2,682,000	2,816,100
Electrical equipment 0.1%
EnerSys (B)	5.000	04-30-23	4,723,000	4,829,268
Industrial conglomerates 0.0%
General Electric Company (3 month LIBOR + 0.480%) (A)	2.319	08-15-36	4,395,000	3,696,869
Machinery 0.0%
Neovia Logistics Services LLC (B)	8.875	08-01-20	2,830,000	2,235,700
Professional services 0.3%
Equifax, Inc.	7.000	07-01-37	3,045,000	3,758,378
IHS Markit, Ltd. (B)	4.000	03-01-26	5,450,000	5,286,500
IHS Markit, Ltd. (B)	4.750	02-15-25	3,267,000	3,340,508
IHS Markit, Ltd. (B)	5.000	11-01-22	4,986,000	5,160,510
Verisk Analytics, Inc.	4.000	06-15-25	20,295,000	20,460,465
Trading companies and distributors 1.0%
AerCap Global Aviation Trust (6.500% to 6-15-25, then 3 month LIBOR + 4.300%) (B)	6.500	06-15-45	9,410,000	10,209,850
AerCap Ireland Capital DAC	4.625	10-30-20	14,020,000	14,485,714
AerCap Ireland Capital DAC	5.000	10-01-21	14,785,000	15,493,550
Ahern Rentals, Inc. (B)	7.375	05-15-23	15,413,000	14,950,610
Air Lease Corp.	3.375	01-15-19	4,099,000	4,120,115
Aircastle, Ltd.	5.500	02-15-22	8,752,000	9,102,080
Aircastle, Ltd.	6.250	12-01-19	3,625,000	3,774,531
Aircastle, Ltd.	7.625	04-15-20	1,950,000	2,096,250
Ashtead Capital, Inc. (B)	4.375	08-15-27	13,870,000	13,384,550
H&E Equipment Services, Inc. (B)	5.625	09-01-25	5,370,000	5,490,825
International Lease Finance Corp.	5.875	04-01-19	5,725,000	5,911,142
United Rentals North America, Inc.	4.875	01-15-28	12,690,000	12,372,750
United Rentals North America, Inc.	5.500	07-15-25	11,040,000	11,371,200
Information technology 3.5%				415,307,733
Communications equipment 0.3%
Motorola Solutions, Inc.	4.600	02-23-28	11,105,000	11,097,122
Nokia OYJ	4.375	06-12-27	5,445,000	5,227,200
Telefonaktiebolaget LM Ericsson	4.125	05-15-22	21,690,000	21,488,049
Electronic equipment, instruments and components 0.3%
CDW LLC	5.000	09-01-25	1,242,000	1,252,868
Keysight Technologies, Inc.	4.600	04-06-27	6,301,000	6,501,751
Tech Data Corp.	4.950	02-15-27	21,798,000	22,401,680
Internet software and services 0.3%
eBay, Inc.	2.150	06-05-20	12,477,000	12,289,984
Match Group, Inc. (B)	5.000	12-15-27	2,900,000	2,922,475
Match Group, Inc.	6.375	06-01-24	9,080,000	9,817,750
VeriSign, Inc.	4.750	07-15-27	5,304,000	5,171,400
VeriSign, Inc.	5.250	04-01-25	6,855,000	7,043,513
IT services 0.0%
Sixsigma Networks Mexico SA de CV (B)	8.250	11-07-21	2,333,000	2,467,148
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK BOND FUND	13

	Rate (%)	Maturity date	Par value^	Value
Information technology (continued)
Semiconductors and semiconductor equipment 0.6%
Advanced Micro Devices, Inc.	7.000	07-01-24	2,471,000	$2,585,284
Broadcom Corp.	2.375	01-15-20	19,261,000	19,025,863
Broadcom Corp.	3.875	01-15-27	21,826,000	20,933,407
NXP BV (B)	4.625	06-01-23	26,160,000	26,952,648
Software 1.2%
Activision Blizzard, Inc.	3.400	09-15-26	15,390,000	14,980,357
Activision Blizzard, Inc. (B)	6.125	09-15-23	14,300,000	14,980,329
Autodesk, Inc.	3.500	06-15-27	16,335,000	15,530,110
CA, Inc.	3.600	08-15-22	13,785,000	13,785,654
Citrix Systems, Inc.	4.500	12-01-27	17,521,000	17,393,956
Electronic Arts, Inc.	4.800	03-01-26	21,197,000	22,726,902
j2 Cloud Services LLC (B)	6.000	07-15-25	4,333,000	4,484,655
Microsoft Corp.	4.450	11-03-45	19,674,000	21,524,381
Open Text Corp. (B)	5.875	06-01-26	5,685,000	5,912,400
VMware, Inc.	2.950	08-21-22	12,160,000	11,726,675
Technology hardware, storage and peripherals 0.8%
Dell International LLC (B)	6.020	06-15-26	28,435,000	30,420,068
Dell International LLC (B)	7.125	06-15-24	4,080,000	4,405,992
Dell International LLC (B)	8.350	07-15-46	10,318,000	13,054,240
Hewlett Packard Enterprise Company (B)	2.100	10-04-19	17,918,000	17,685,256
NetApp, Inc.	2.000	09-27-19	14,745,000	14,579,406
Western Digital Corp.	4.750	02-15-26	14,828,000	14,939,210
Materials 1.8%				215,071,645
Chemicals 1.0%
Braskem Finance, Ltd. (B)	7.000	05-07-20	9,835,000	10,458,539
Braskem Netherlands Finance BV (B)	4.500	01-10-28	13,320,000	12,900,420
Cydsa SAB de CV (B)	6.250	10-04-27	11,180,000	11,166,025
Mexichem SAB de CV (B)	4.000	10-04-27	7,150,000	6,846,125
Mexichem SAB de CV (B)	5.500	01-15-48	13,705,000	13,040,308
NOVA Chemicals Corp. (B)	5.000	05-01-25	15,210,000	15,095,925
Olin Corp.	5.000	02-01-30	3,780,000	3,647,700
Platform Specialty Products Corp. (B)	6.500	02-01-22	16,379,000	16,808,949
The Chemours Company	6.625	05-15-23	17,181,000	18,061,526
The Sherwin-Williams Company	2.250	05-15-20	9,977,000	9,839,600
Construction materials 0.1%
Cemex SAB de CV (B)	6.125	05-05-25	12,190,000	12,860,450
U.S. Concrete, Inc.	6.375	06-01-24	4,130,000	4,388,125
Containers and packaging 0.1%
Ardagh Packaging Finance PLC (B)	6.000	02-15-25	5,895,000	6,042,375
Klabin Finance SA (B)	4.875	09-19-27	11,544,000	11,203,452
Metals and mining 0.5%
Anglo American Capital PLC (B)	4.750	04-10-27	10,725,000	10,959,145
Commercial Metals Company	5.375	07-15-27	3,005,000	3,025,659
First Quantum Minerals, Ltd. (B)	6.875	03-01-26	8,250,000	8,219,063
First Quantum Minerals, Ltd. (B)	7.500	04-01-25	4,200,000	4,326,000
Novelis Corp. (B)	5.875	09-30-26	2,302,000	2,319,265
Vale Overseas, Ltd.	6.250	08-10-26	9,040,000	10,194,408
Vedanta Resources PLC (B)	6.125	08-09-24	8,640,000	8,688,894
Vedanta Resources PLC (B)	6.375	07-30-22	8,415,000	8,645,571
Paper and forest products 0.1%
Norbord, Inc. (B)	6.250	04-15-23	5,925,000	6,334,121
14	JOHN HANCOCK BOND FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Real estate 1.4%				$167,553,661
Equity real estate investment trusts 1.4%
American Homes 4 Rent LP	4.250	02-15-28	13,290,000	13,081,540
American Tower Corp.	3.400	02-15-19	9,975,000	10,023,555
American Tower Corp.	3.550	07-15-27	21,750,000	20,649,926
American Tower Corp.	4.700	03-15-22	9,849,000	10,290,705
Crown Castle Towers LLC (B)	4.883	08-15-40	16,544,000	17,112,040
Equinix, Inc.	5.375	05-15-27	5,996,000	6,115,920
Iron Mountain, Inc. (B)	4.875	09-15-27	9,118,000	8,593,715
Iron Mountain, Inc.	5.750	08-15-24	14,287,000	14,215,565
Iron Mountain, Inc.	6.000	08-15-23	14,147,000	14,695,196
Omega Healthcare Investors, Inc.	4.500	01-15-25	7,850,000	7,640,767
Omega Healthcare Investors, Inc.	4.950	04-01-24	8,758,000	8,939,445
Omega Healthcare Investors, Inc.	5.250	01-15-26	5,414,000	5,458,807
Ventas Realty LP	3.500	02-01-25	17,647,000	17,305,242
VEREIT Operating Partnership LP	4.600	02-06-24	13,092,000	13,431,238
Telecommunication services 2.6%				300,830,043
Diversified telecommunication services 1.8%
AT&T, Inc.	4.750	05-15-46	11,532,000	10,926,095
AT&T, Inc.	5.450	03-01-47	27,570,000	28,599,478
Cablevision SA (B)	6.500	06-15-21	7,625,000	7,974,911
Cincinnati Bell, Inc. (B)	7.000	07-15-24	15,680,000	14,880,320
CSC Holdings LLC (B)	5.375	02-01-28	6,345,000	6,202,238
CSC Holdings LLC (B)	5.500	04-15-27	7,825,000	7,707,625
GCI, Inc.	6.875	04-15-25	8,228,000	8,701,110
Liquid Telecommunications Financing PLC (B)	8.500	07-13-22	9,930,000	10,527,846
Radiate Holdco LLC (B)	6.625	02-15-25	9,365,000	8,966,988
Radiate Holdco LLC (B)	6.875	02-15-23	3,894,000	3,884,265
Sprint Spectrum Company LLC (B)	3.360	03-20-23	9,520,313	9,544,113
Telecom Italia Capital SA	7.200	07-18-36	13,385,000	15,660,450
UPC Holding BV (B)	5.500	01-15-28	7,190,000	6,758,600
Verizon Communications, Inc.	4.400	11-01-34	10,484,000	10,290,169
Verizon Communications, Inc.	4.672	03-15-55	9,860,000	9,208,685
Verizon Communications, Inc.	4.862	08-21-46	29,204,000	28,955,645
Verizon Communications, Inc.	5.012	08-21-54	8,696,000	8,613,965
West Corp. (B)	8.500	10-15-25	4,950,000	4,801,500
Windstream Services LLC	7.750	10-15-20	9,029,000	7,764,940
Zayo Group LLC (B)	5.750	01-15-27	3,700,000	3,718,500
Wireless telecommunication services 0.8%
C&W Senior Financing DAC (B)	6.875	09-15-27	10,415,000	10,753,488
CC Holdings GS V LLC	3.849	04-15-23	10,471,000	10,550,189
Comunicaciones Celulares SA (B)	6.875	02-06-24	7,230,000	7,564,388
Digicel Group, Ltd. (B)	8.250	09-30-20	6,965,000	6,512,275
Digicel, Ltd. (B)	6.750	03-01-23	10,750,000	10,037,813
Millicom International Cellular SA (B)	5.125	01-15-28	3,500,000	3,412,500
MTN Mauritius Investment, Ltd. (B)	4.755	11-11-24	10,010,000	9,751,081
SBA Tower Trust (B)	3.598	04-09-43	5,435,000	5,441,917
Sprint Capital Corp.	6.875	11-15-28	11,175,000	10,672,125
T-Mobile USA, Inc.	4.750	02-01-28	12,761,000	12,446,824
Utilities 1.9%				227,773,255
Electric utilities 1.0%
Abengoa Transmision Sur SA (B)	6.875	04-30-43	9,549,457	10,408,908
Electricite de France SA (B)	3.625	10-13-25	8,860,000	8,826,632
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK BOND FUND	15

	Rate (%)	Maturity date	Par value^	Value
Utilities (continued)
Electric utilities (continued)
Electricite de France SA (5.250% to 1-29-23, then 10 Year U.S. Swap Rate + 3.709%) (B)(E)	5.250	01-29-23	20,420,000	$20,481,260
Emera US Finance LP	3.550	06-15-26	7,381,000	7,105,749
Empresa Electrica Angamos SA (B)	4.875	05-25-29	9,480,000	9,413,958
Instituto Costarricense de Electricidad (B)	6.375	05-15-43	9,380,000	8,371,650
Israel Electric Corp., Ltd. (B)	6.875	06-21-23	5,430,000	6,140,081
Israel Electric Corp., Ltd. (B)	7.250	01-15-19	7,380,000	7,622,212
NextEra Energy Capital Holdings, Inc.	2.300	04-01-19	6,656,000	6,633,826
NextEra Energy Capital Holdings, Inc.	3.550	05-01-27	19,385,000	18,962,383
Southern California Edison Company (6.250% to 2-1-22, then 3 month LIBOR + 4.199%) (E)	6.250	02-01-22	4,930,000	5,161,710
Southern Power Company	1.950	12-15-19	10,599,000	10,439,560
Gas utilities 0.0%
AmeriGas Partners LP	5.500	05-20-25	7,791,000	7,732,568
Independent power and renewable electricity producers 0.7%
Greenko Dutch BV (B)	4.875	07-24-22	11,745,000	11,517,734
Greenko Dutch BV (B)	5.250	07-24-24	5,935,000	5,789,414
IPALCO Enterprises, Inc.	3.700	09-01-24	2,267,000	2,217,358
NextEra Energy Operating Partners LP (B)	4.500	09-15-27	4,300,000	4,138,750
NRG Energy, Inc.	6.250	05-01-24	19,723,000	20,413,305
NRG Energy, Inc.	6.625	01-15-27	13,445,000	13,881,963
NRG Yield Operating LLC	5.375	08-15-24	22,051,000	22,285,182
Multi-utilities 0.2%
CenterPoint Energy, Inc.	2.500	09-01-22	8,700,000	8,402,256

Dominion Energy, Inc.	2.579	07-01-20	11,970,000	11,826,796
Convertible bonds 0.1%				$9,184,909
(Cost $9,136,032)
Utilities 0.1%				9,184,909
Independent power and renewable electricity producers 0.1%

NRG Yield, Inc. (B)	3.250	06-01-20	9,235,000	9,184,909
Capital preferred securities 0.2%				$19,172,469
(Cost $17,175,149)
Financials 0.2%				19,172,469
Banks 0.1%
BAC Capital Trust XIV, Series G (Greater of 3 month LIBOR + 0.400% or 4.000%) (A)(E)	4.000	03-19-18	8,562,000	7,555,965
Capital markets 0.1%

State Street Corp. (3 month LIBOR + 1.000%) (A)	2.588	06-01-77	12,713,000	11,616,504
Term loans (F) 0.1%				$10,400,711
(Cost $10,366,685)
Financials 0.1%				4,680,071
Capital markets 0.1%
LSF9 Atlantis Holdings LLC (1 month LIBOR + 6.000%)	7.575	05-01-23	4,690,625	4,680,071
Industrials 0.0%				3,865,690
Aerospace and defense 0.0%
WP CPP Holdings LLC (1 and 3 month LIBOR + 3.500%)	5.272	12-28-19	1,622,917	1,619,882
Airlines 0.0%
Delta Air Lines, Inc. (1 month LIBOR + 2.500%)	4.090	10-18-18	2,237,418	2,245,808
16	JOHN HANCOCK BOND FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Information technology 0.0%				$1,854,950
Internet software and services 0.0%

Ancestry.com Operations, Inc. (1 month LIBOR + 3.250%)	4.900	10-19-23	1,847,100	1,854,950
Collateralized mortgage obligations 8.1%				$959,483,969
(Cost $971,259,184)
Commercial and residential 6.7%				791,273,037
American Home Mortgage Investment Trust
Series 2005-1, Class 1A1 (1 month LIBOR + 0.440%) (A)	2.001	06-25-45	4,448,475	4,375,365
Series 2005-1, Class AHM (6 month LIBOR + 2.000%) (A)	3.928	06-25-45	1,386,019	1,397,445
Americold LLC
Series 2010-ARTA, Class C (B)	6.811	01-14-29	2,150,000	2,309,439
Series 2010-ARTA, Class D (B)	7.443	01-14-29	9,682,000	10,476,728
AOA Mortgage Trust Series 2015-1177, Class C (B)(G)	3.010	12-13-29	6,611,000	6,449,466
BAMLL Commercial Mortgage Securities Trust
Series 2013-DSNY, Class E (1 month LIBOR + 2.600%) (A)(B)	4.188	09-15-26	3,650,000	3,649,605
Series 2015-200P, Class F (B)(G)	3.596	04-14-33	6,165,000	5,759,067
Banc of America Merrill Lynch Commercial Mortgage, Inc. Series 2005-5, Class XC IO (B)	0.074	10-10-45	3,300,565	20
BBCMS Trust
Series 2015-MSQ, Class D (B)(G)	3.990	09-15-32	7,060,000	6,860,315
Series 2015-SRCH, Class D (B)(G)	4.957	08-10-35	15,205,000	15,624,398
Bear Stearns ALT-A Trust Series 2005-5, Class 1A4 (1 month LIBOR + 0.560%) (A)	2.181	07-25-35	2,244,196	2,216,555
Bear Stearns Asset Backed Securities Trust Series 2004-AC5, Class A1	5.750	10-25-34	3,690,207	3,666,051
Bear Stearns Commercial Mortgage Securities Trust Series 2005-PWR8, Class X1 IO (B)	0.402	06-11-41	529,659	4,422
BHMS Mortgage Trust
Series 2014-ATLS, Class CFX (B)(G)	4.691	07-05-33	1,000,000	1,002,235
Series 2014-ATLS, Class DFL (1 month LIBOR + 3.000%) (A)(B)	4.575	07-05-33	7,830,000	7,879,089
BWAY Mortgage Trust
Series 2013-1515, Class F (B)(G)	3.927	03-10-33	9,196,000	8,739,594
Series 2013-1515, Class XB IO (B)	0.403	03-10-33	46,410,000	1,216,244
Series 2015-1740, Class D (B)(G)	3.787	01-10-35	5,400,000	5,151,890
Series 2015-1740, Class XA IO (B)	0.896	01-10-35	123,773,000	4,220,969
BXP Trust Series 2017-GM, Class D (B)(G)	3.425	06-13-39	14,395,000	13,559,550
CD Mortgage Trust Series 2017-CD3, Class C (G)	4.563	02-10-50	12,137,000	12,319,242
CGBAM Commercial Mortgage Trust Series 2015-SMRT, Class F (B)(G)	3.786	04-10-28	4,975,000	4,905,108
CGDB Commercial Mortgage Trust Series 2017-BIO, Class E (1 month LIBOR + 2.500%) (A)(B)	4.088	05-15-30	6,010,000	6,043,674
CGDBB Commercial Mortgage Trust Series 2017-BIOC, Class E (1 month LIBOR + 2.150%) (A)(B)	3.738	07-15-32	9,920,000	9,904,133
CGGS Commercial Mortgage Trust Series 2016-RNDA, Class DFX (B)	4.387	02-10-33	12,982,334	12,943,263
CHT Mortgage Trust Series 2017-CSMO, Class D (1 month LIBOR + 2.250%) (A)(B)	3.838	11-15-36	15,162,000	15,228,525
Citigroup Commercial Mortgage Trust Series 2017-1500, Class E (1 month LIBOR + 2.500%) (A)(B)	4.088	07-15-32	4,600,000	4,594,518
CLNS Trust Series 2017-IKPR, Class C (1 month LIBOR + 1.100%) (A)(B)	2.681	06-11-32	5,645,000	5,653,795
Cold Storage Trust Series 2017-ICE3, Class D (1 month LIBOR + 2.100%) (A)(B)	3.688	04-15-36	14,675,000	14,729,764
Commercial Mortgage Trust (Bank of America Merrill Lynch/Deutsche Bank AG) Series 2013-WWP, Class A2 (B)	3.424	03-10-31	3,955,000	4,030,532
Commercial Mortgage Trust (Cantor Fitzgerald/Deutsche Bank AG)
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK BOND FUND	17

	Rate (%)	Maturity date	Par value^	Value
Commercial and residential (continued)
Series 2012-CR2, Class XA IO	1.660	08-15-45	70,641,014	$4,254,553
Series 2012-CR3 Class XA IO	1.883	10-15-45	100,253,592	7,107,047
Series 2013-CR6, Class XA IO	1.095	03-10-46	40,183,976	1,395,300
Series 2013-CR8, Class XA IO	0.615	06-10-46	39,634,104	741,697
Series 2014-CR15, Class C (G)	4.757	02-10-47	2,200,000	2,287,759
Series 2014-CR15, Class XA IO	1.194	02-10-47	93,816,663	3,450,905
Series 2014-CR16, Class C (G)	4.901	04-10-47	12,185,000	12,621,230
Series 2014-CR21, Class A2	3.095	12-10-47	3,000,000	3,020,042
Series 2015-CR27, Class B (G)	4.361	10-10-48	6,445,000	6,674,895
Commercial Mortgage Trust (Deutsche Bank AG)
Series 2012-LC4, Class B (G)	4.934	12-10-44	3,919,000	4,031,285
Series 2013-300P, Class D (B)(G)	4.394	08-10-30	17,960,000	18,219,554
Series 2013-300P, Class E (B)(G)	4.394	08-10-30	800,000	734,422
Series 2013-CR11, Class B (G)	5.159	08-10-50	13,625,000	14,434,720
Series 2013-CR13, Class C (G)	4.746	11-10-46	4,890,000	5,004,703
Series 2013-LC13, Class B (B)(G)	5.009	08-10-46	5,820,000	6,146,395
Series 2014-FL4, Class D (1 month LIBOR + 2.450%) (A)(B)	4.033	07-13-31	10,550,000	10,509,450
Series 2014-LC15, Class C (G)	4.944	04-10-47	1,300,000	1,320,998
Series 2014-TWC, Class D (1 month LIBOR + 2.250%) (A)(B)	3.829	02-13-32	7,630,000	7,668,203
Commercial Mortgage Trust (Deutsche Bank AG/Morgan Stanley) Series 2014-PAT, Class D (1 month LIBOR + 2.150%) (A)(B)	3.729	08-13-27	9,885,000	9,880,850
Core Industrial Trust Series 2015-CALW, Class F (B)(G)	3.850	02-10-34	8,405,000	8,187,547
Credit Suisse First Boston Mortgage Securities Corp. Series 2005-C1, Class AX IO (B)	0.721	02-15-38	491,791	29
DBJPM Mortgage Trust
Series 2016-C3, Class C (G)	3.494	09-10-49	4,863,000	4,570,074
Series 2017-C6, Class C (G)	4.174	06-10-50	8,885,000	8,740,950
Deutsche Mortgage Securities, Inc. Mortgage Loan Trust Series 2004-4, Class 2AR1 (1 month LIBOR + 0.540%) (A)	2.161	06-25-34	1,562,326	1,546,264
GAHR Commercial Mortgage Trust
Series 2015-NRF, Class BFX (B)(G)	3.382	12-15-34	2,250,000	2,256,021
Series 2015-NRF, Class DFX (B)(G)	3.382	12-15-34	13,055,000	13,011,693
Series 2015-NRF, Class EFX (B)(G)	3.382	12-15-34	7,560,000	7,470,802
Galton Funding Mortgage Trust Series 2018-1, Class A43 (B)(G)	3.500	11-25-57	9,484,847	9,520,057
GE Capital Commercial Mortgage Corp. Series 2005-C1, Class XC IO (B)	0.010	06-10-48	75,954	0
GMACM Mortgage Loan Trust Series 2004-AR2, Class 3A (G)	4.058	08-19-34	1,298,842	1,253,499
Great Wolf Trust Series 2017-WOLF, Class E (1 month LIBOR + 3.100%) (A)(B)	4.838	09-15-34	3,855,000	3,883,891
GS Mortgage Securities Trust
Series 2011-GC5, Class XA IO (B)	1.351	08-10-44	14,675,795	541,472
Series 2012-GC17, Class XA IO	2.220	05-10-45	100,840,937	5,883,000
Series 2013-GC10, Class C (B)(G)	4.285	02-10-46	1,140,200	1,137,312
Series 2014-NEW, Class C (B)	3.790	01-10-31	3,075,000	3,089,839
Series 2015-590M, Class C (B)(G)	3.805	10-10-35	6,950,000	6,885,175
Series 2016-RENT, Class D (B)(G)	4.067	02-10-29	12,595,000	12,610,508
Series 2017-485L, Class C (B)(G)	3.982	02-10-37	6,250,000	6,193,661
Series 2017-500K, Class F (1 month LIBOR + 1.800%) (A)(B)	3.388	07-15-32	3,420,000	3,432,830
Series 2017-500K, Class G (1 month LIBOR + 2.500%) (A)(B)	4.088	07-15-32	1,730,000	1,737,569
Series 2017-GS5, Class C (G)	4.299	03-10-50	5,230,000	5,194,832
Series 2017-GS6, Class C (G)	4.322	05-10-50	6,940,000	6,968,658
Series 2018-CHLL, Class E (1 month LIBOR + 2.350%) (A)(B)	3.938	02-15-37	6,410,000	6,410,000
Series 2005-GG4, Class XC IO (B)	1.432	07-10-39	10,605	1
HarborView Mortgage Loan Trust
18	JOHN HANCOCK BOND FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Commercial and residential (continued)
Series 2005-2, Class X IO	1.094	05-19-35	22,393,874	$831,446
Series 2005-9, Class 2A1C (1 month LIBOR + 0.450%) (A)	2.044	06-20-35	5,354,690	5,328,062
Series 2007-3, Class ES IO (B)	0.350	05-19-47	40,579,356	620,458
Series 2007-4, Class ES IO	0.350	07-19-47	42,668,777	609,651
Series 2007-6, Class ES IO (B)	0.353	08-19-37	35,198,933	448,188
Hilton Orlando Trust Series 2018-ORL, Class D (1 month LIBOR + 1.700%) (A)(B)	3.274	12-15-34	4,720,000	4,733,540
Hilton USA Trust Series 2016-HHV, Class D (B)(G)	4.194	11-05-38	6,630,000	6,393,858
Hudsons Bay Simon JV Trust Series 2015-HBFL, Class DFL (1 month LIBOR + 3.650%) (A)(B)	5.229	08-05-34	4,620,000	4,619,847
Impac Secured Assets Corp. Series 2004-4, Class M2 (1 month LIBOR + 0.810%) (A)	2.431	02-25-35	4,765,000	4,751,518
IMT Trust Series 2017-APTS, Class CFX (B)(G)	3.497	06-15-34	6,800,000	6,581,809
IndyMac Index Mortgage Loan Trust
Series 2005-AR12, Class AX2 IO	1.511	07-25-35	56,989,392	1,407,347
Series 2005-AR8, Class AX2 IO	1.213	05-25-35	51,239,620	1,452,013
Series 2005-AR18, Class 1X IO	1.382	10-25-36	23,348,665	1,210,631
Series 2005-AR18, Class 2X IO	1.088	10-25-36	39,878,121	495,789
Irvine Core Office Trust Series 2013-IRV, Class XA IO (B)	1.105	05-15-48	17,755,490	505,854
JPMBB Commercial Mortgage Securities Trust
Series 2013-C14, Class XA IO	0.759	08-15-46	16,407,257	346,644
Series 2014-C19, Class C (G)	4.660	04-15-47	11,255,000	11,439,971
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2011-C3A, Class XA IO (B)	0.989	02-15-46	12,506,285	280,642
Series 2011-C4, Class XA IO (B)	1.352	07-15-46	16,508,442	251,258
Series 2012-C14, Class XA IO (B)	1.431	07-05-32	85,290,856	4,621,929
Series 2014-FL5, Class C (1 month LIBOR + 2.100%) (A)(B)	3.660	07-15-31	10,288,209	10,282,969
Series 2014-PHH, Class C (1 month LIBOR + 2.350%) (A)(B)	3.938	08-15-27	10,993,000	10,999,879
Series 2015-MAR7, Class C (B)	4.490	06-05-32	9,155,000	9,115,739
Series 2015-SGP, Class B (1 month LIBOR + 2.750%) (A)(B)	4.338	07-15-36	7,241,000	7,268,181
Series 2016-JP2, Class XA IO	1.855	08-15-49	14,238,545	1,668,345
Series 2016-JP3, Class C (G)	3.480	08-15-49	4,125,000	3,866,194
MAD Mortgage Trust Series 2017-330M, Class D (B)(G)	4.108	08-15-34	9,283,000	9,102,220
MASTR Alternative Loan Trust Series 2005-2, Class 4A3 (1 month LIBOR + 0.400%) (A)	2.021	03-25-35	2,869,662	2,813,961
Merrill Lynch Mortgage Investors Trust Series 2005-2, Class 1A (6 month LIBOR + 1.250%) (A)	2.911	10-25-35	3,308,857	3,351,107
Merrill Lynch Mortgage Trust
Series 2005-CIP1, Class XC IO (B)	0.010	07-12-38	3,140,700	505
Series 2006-C2, Class X IO (B)	0.175	08-12-43	424,679	268
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2012-C5, Class XA IO (B)	1.477	08-15-45	13,592,570	695,543
Series 2012-C6, Class XA IO (B)	1.633	11-15-45	9,331,696	551,986
Series 2013-C7, Class C (G)	4.134	02-15-46	4,107,000	4,078,843
Series 2014-C18, Class 300D	5.279	08-15-31	4,175,000	4,290,475
Series 2014-C19, Class A2	3.101	12-15-47	3,200,000	3,221,964
Morgan Stanley Capital I Trust
Series 2011-C3, Class XA IO (B)	0.790	07-15-49	11,669,660	229,688
Series 2012-C4, Class AS	3.773	03-15-45	2,371,500	2,389,390
Series 2014-150E, Class D (B)(G)	4.295	09-09-32	18,905,000	18,998,054
Series 2015, Class XLF1 C (1 month LIBOR + 2.200%) (A)(B)	3.788	08-14-31	8,420,000	8,464,391
Series 2017-CLS, Class D (1 month LIBOR + 1.400%) (A)(B)	2.988	11-15-34	11,516,000	11,548,488
Morgan Stanley Mortgage Loan Trust Series 2004-6AR, Class 2A2 (G)	3.796	08-25-34	2,774,046	2,763,536
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK BOND FUND	19

	Rate (%)	Maturity date	Par value^	Value
Commercial and residential (continued)
MortgageIT Trust Series 2005-2, Class 1A2 (1 month LIBOR + 0.660%) (A)	2.281	05-25-35	2,004,486	$1,987,901
MSCG Trust Series 2016-SNR, Class D (B)	6.550	11-15-34	11,115,000	11,114,212
MSDB Trust Series 2017-712F, Class C (B)(G)	3.628	07-11-39	2,245,000	2,191,622
MSSG Trust
Series 2017-237P, Class D (B)	3.864	09-13-39	5,235,000	4,946,762
Series 2017-237P, Class E (B)	3.864	09-13-39	7,655,000	7,067,892
Natixis Commercial Mortgage Securities Trust
Series 2018-285M, Class D (B)(G)	3.790	11-15-32	4,290,000	4,177,945
Series 2018-ALXA, Class C (B)(G)	4.316	01-15-43	7,265,000	7,353,591
Olympic Tower Mortgage Trust Series 2017-OT, Class D (B)(G)	3.945	05-10-39	10,960,000	10,748,379
One Market Plaza Trust Series 2017-1MKT, Class D (B)	4.146	02-10-32	4,755,000	4,697,019
Opteum Mortgage Acceptance Corp. Asset Backed Pass Through Certificates Series 2005-2, Class M2 (1 month LIBOR + 0.675%) (A)	2.296	04-25-35	5,937,672	5,929,110
Residential Accredit Loans, Inc. Series 2005-QO4, Class XIO IO	1.866	12-25-45	20,200,411	1,896,138
Sequoia Mortgage Trust Series 2005-3, Class A1 (1 month LIBOR + 0.200%) (A)	1.794	05-20-35	2,048	2,002
Thornburg Mortgage Securities Trust Series 2004-1, Class II2A (G)	2.468	03-25-44	2,346,466	2,305,155
TMSQ Mortgage Trust Series 2011-1500, Class D (B)(G)	3.835	10-10-36	7,755,000	7,287,488
UBS Commercial Mortgage Trust Series 2012-C1, Class B	4.822	05-10-45	3,455,000	3,644,209
UBS-Barclays Commercial Mortgage Trust Series 2012-C2, Class XA IO (B)	1.341	05-10-63	47,225,511	2,233,257
VNDO Mortgage Trust Series 2013-PENN, Class D (B)(G)	3.947	12-13-29	16,737,000	16,707,847
VNDO Trust Series 2016-350P, Class D (B)(G)	3.903	01-10-35	11,190,000	10,809,051
WaMu Mortgage Pass Through Certificates
Series 2005-AR19, Class A1A2 (1 month LIBOR + 0.290%) (A)	1.911	12-25-45	4,035,830	3,963,520
Series 2005-AR2, Class 2A1B (1 month LIBOR + 0.370%) (A)	1.991	01-25-45	2,610,887	2,561,381
Series 2005-AR2, Class 2A3 (1 month LIBOR + 0.350%) (A)	1.971	01-25-45	2,792,786	2,733,892
Series 2005-AR8, Class 2AB2 (1 month LIBOR + 0.840%) (A)	2.461	07-25-45	4,799,251	4,761,813
Series 2005-AR8, Class 2AB3 (1 month LIBOR + 0.720%) (A)	2.341	07-25-45	506,791	499,657
Wells Fargo Commercial Mortgage Trust
Series 2013-120B, Class C (B)(G)	2.710	03-18-28	14,425,000	14,209,581
Series 2013-BTC, Class E (B)(G)	3.550	04-16-35	7,270,000	6,864,247
Series 2015-LC22, Class B (G)	4.542	09-15-58	9,004,000	9,353,969
Series 2017-RB1, Class C (G)	4.311	03-15-50	6,605,000	6,503,527
Series 2017-SMP, Class D (1 month LIBOR + 1.650%) (A)(B)	3.363	12-15-34	5,105,000	5,104,987
WFCG Commercial Mortgage Trust Series 2015-BXRP, Class D (1 month LIBOR + 2.571%) (A)(B)	4.159	11-15-29	775,307	777,260
WF-RBS Commercial Mortgage Trust
Series 2011-C2, Class XA IO (B)	0.782	02-15-44	36,763,734	755,421
Series 2011-C3, Class XA IO (B)	1.361	03-15-44	25,203,301	800,293
Series 2012-C10, Class XA IO (B)	1.580	12-15-45	9,522,572	576,831
Series 2012-C9, Class B XA IO (B)	1.960	11-15-45	64,736,007	4,641,054
Series 2013-C15, Class B (G)	4.481	08-15-46	2,637,000	2,715,007
Series 2013-C15, Class C (G)	4.481	08-15-46	1,000,000	1,002,509
Series 2013-C16, Class B (G)	5.028	09-15-46	2,970,000	3,130,250
Series 2013-C16, Class XA IO	0.845	09-15-46	12,972,720	404,048
20	JOHN HANCOCK BOND FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Commercial and residential (continued)
Worldwide Plaza Trust Series 2017-WWP, Class D (B)(G)	3.596	11-10-36	7,675,000	$7,241,336
U.S. Government Agency 1.4%				168,210,932
Federal Home Loan Mortgage Corp.
Series 2015-DNA1, Class M2 (1 month LIBOR + 1.850%) (A)	3.471	10-25-27	6,265,000	6,399,328
Series 2016-DNA3, Class M2 (1 month LIBOR + 2.000%) (A)	3.621	12-25-28	3,225,000	3,286,845
Series K005, Class AX IO	1.350	11-25-19	90,722,197	1,869,458
Series K006, Class BX1 IO	5.363	02-25-20	4,478,614	422,685
Series K010, Class X1 IO	0.166	10-25-20	29,284,409	128,532
Series K011, Class X1 IO	0.240	11-25-20	50,373,316	310,551
Series K014, Class X1 IO	1.180	04-25-21	40,084,398	1,253,215
Series K015, Class X1 IO	1.592	07-25-21	40,715,411	1,842,446
Series K017, Class X1 IO	1.347	12-25-21	162,005,732	6,762,071
Series K018, Class X1 IO	1.368	01-25-22	104,506,154	4,416,608
Series K021, Class X1 IO	1.463	06-25-22	35,149,123	1,811,396
Series K022, Class X1 IO	1.249	07-25-22	136,761,399	6,149,545
Series K024, Class X1 IO	0.859	09-25-22	10,500,750	334,304
Series K026, Class X1 IO	1.013	11-25-22	13,021,811	502,302
Series K705, Class X1 IO	1.703	09-25-18	14,666,295	116,710
Series K707, Class X1 IO	1.513	12-25-18	10,754,290	82,652
Series K709, Class X1 IO	1.503	03-25-19	47,096,332	553,914
Series K710, Class X1 IO	1.731	05-25-19	71,629,644	1,092,381
Series K711, Class X1 IO	1.681	07-25-19	58,960,761	923,290
Series KAIV, Class X1 IO	1.293	06-25-21	24,043,972	767,710
Series KS01, Class X1 IO	1.325	01-25-23	13,690,368	606,711
Series KS03, Class X IO	0.306	08-25-25	38,792,210	535,682
Series T-41, Class 3A (G)	7.500	07-25-32	1,329	1,387
Federal National Mortgage Association
Series 2001-50, Class BA	7.000	10-25-41	238	266
Series 2012-M5, Class X IO	0.549	02-25-22	25,983,951	460,293
Series 2012-MB, Class X1 IO	2.102	12-25-19	5,004,730	64,466
Government National Mortgage Association
Series 2008-90, Class IO	1.874	12-16-50	2,687,801	485,593
Series 2012-114, Class IO	0.804	01-16-53	26,859,409	1,398,784
Series 2012-120, Class IO	0.788	02-16-53	11,059,045	484,268
Series 2012-125, Class IO	0.378	02-16-53	14,228,452	404,774
Series 2012-70, Class IO	0.459	08-16-52	7,265,679	148,755
Series 2013-63, Class IO	0.790	09-16-51	15,710,178	841,159
Series 2016-142, Class IO	0.994	09-16-58	32,153,821	2,502,950
Series 2016-162, Class IO	0.996	09-16-58	77,281,288	5,953,464
Series 2016-174, Class IO	0.899	11-16-56	49,362,000	3,768,572
Series 2016-87, Class IO	1.007	08-16-58	73,827,303	5,640,340
Series 2016-94, Class IO	1.169	12-16-57	143,130,119	11,847,309
Series 2017-109, Class IO	0.612	04-16-57	97,464,802	5,812,625
Series 2017-124, Class IO	0.705	01-16-59	124,097,542	8,488,706
Series 2017-135, Class IO	0.840	10-16-58	86,387,333	6,305,023
Series 2017-140, Class IO	0.609	02-16-59	74,117,179	4,982,898
Series 2017-159, Class IO	0.545	06-16-59	99,624,039	5,898,759
Series 2017-169, Class IO	0.744	01-16-60	181,662,167	12,561,158
Series 2017-20, Class IO	0.749	12-16-58	194,100,784	12,537,028
Series 2017-22, Class IO	1.047	12-16-57	39,886,267	3,603,940
Series 2017-3, Class IO	0.908	09-16-58	95,068,938	6,874,007
Series 2017-46, Class IO	0.619	11-16-57	85,186,875	5,294,381
Series 2017-61, Class IO	0.767	05-16-59	54,784,818	4,348,567
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK BOND FUND	21

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
Series 2017-74, Class IO	0.780	09-16-58	123,241,769	$7,803,644

Series 2017-89, Class IO	0.765	07-16-59	122,797,826	9,529,480
Asset backed securities 14.0%				$1,652,191,107
(Cost $1,662,671,524)
Asset backed securities 14.0%				1,652,191,107
AccessLex Institute Series 2005-1, Class A4 (3 month LIBOR + 0.210%) (A)	1.868	06-22-37	7,515,000	7,222,896
Aegis Asset Backed Securities Trust Series 2005-4, Class M1 (1 month LIBOR + 0.450%) (A)	2.071	10-25-35	13,940,000	13,925,725
Ally Auto Receivables Trust
Series 2017-3, Class A3	1.740	09-15-21	17,200,000	17,011,270
Series 2017-4, Class A4	1.960	07-15-22	12,120,000	11,867,955
Series 2018-1, Class A3	2.350	06-15-22	11,165,000	11,100,720
Ally Master Owner Trust Series 2018-1, Class A2	2.700	01-17-23	39,100,000	38,884,301
American Express Credit Account Master Trust Series 2017-1, Class A	1.930	09-15-22	34,930,000	34,468,816
Amresco Residential Securities Corp. Mortgage Loan Trust Series 1998-1, Class A6	6.510	08-25-27	13	14
Applebee's Funding LLC Series 2014-1, Class A2 (B)	4.277	09-05-44	25,740,488	25,081,917
Arby's Funding LLC Series 2015-1A, Class A2 (B)	4.969	10-30-45	17,379,950	17,288,531
Argent Securities, Inc.
Series 2003-W10, Class M1 (1 month LIBOR + 1.080%) (A)	2.701	01-25-34	1,877,682	1,840,127
Series 2004-W6, Class M1 (1 month LIBOR + 0.825%) (A)	2.446	05-25-34	1,118,376	1,115,352
BA Credit Card Trust Series 2017-A1, Class A1	1.950	08-15-22	43,855,000	43,243,701
BMW Vehicle Owner Trust
Series 2016-A, Class A4	1.370	12-27-22	6,460,000	6,313,947
Series 2018-A, Class A3	2.350	04-25-22	18,335,000	18,229,073
Cabela's Credit Card Master Note Trust Series 2016-1, Class A1	1.780	06-15-22	34,888,500	34,546,348
California Republic Auto Receivables Trust
Series 2015-2, Class A4	1.750	01-15-21	12,669,151	12,608,576
Series 2016-2, Class A4	1.830	12-15-21	18,702,000	18,487,237
Capital One Multi-Asset Execution Trust
Series 2016-A3, Class A3	1.340	04-15-22	34,924,000	34,407,373
Series 2017-A1, Class A1	2.000	01-17-23	45,880,000	45,304,036
Series 2017-A4, Class A4	1.990	07-17-23	915,000	899,488
CarMax Auto Owner Trust
Series 2015-2, Class A4	1.800	03-15-21	6,820,000	6,769,753
Series 2016-1, Class A4	1.880	06-15-21	5,015,000	4,947,663
Series 2016-2, Class A4	1.680	09-15-21	6,310,000	6,188,907
Series 2016-3, Class A3	1.390	05-17-21	11,815,000	11,679,313
Series 2018-1, Class A3	2.480	11-15-22	9,930,000	9,867,785
Chase Issuance Trust
Series 2016-A2, Class A	1.370	06-15-21	26,430,000	26,032,667
Series 2016-A5, Class A5	1.270	07-15-21	50,111,000	49,275,494
Chrysler Capital Auto Receivables Trust Series 2016-BA, Class A4 (B)	1.870	02-15-22	5,620,000	5,534,261
Citibank Credit Card Issuance Trust
Series 2016-A1, Class A1	1.750	11-19-21	45,590,000	44,991,116
Series 2017-A3, Class A3	1.920	04-07-22	18,435,000	18,144,947
Series 2018-A1, Class A1	2.490	01-20-23	42,880,000	42,565,604
CKE Restaurant Holdings, Inc. Series 2013-1A, Class A2 (B)	4.474	03-20-43	14,512,204	14,590,138
CNH Equipment Trust
22	JOHN HANCOCK BOND FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Asset backed securities (continued)
Series 2016-B, Class A3	1.630	08-15-21	5,240,000	$5,194,035
Series 2017-C, Class A3	2.080	02-15-23	11,870,000	11,707,671
Coinstar Funding LLC Series 2017-1A, Class A2 (B)	5.216	04-25-47	16,922,125	17,419,130
ContiMortgage Home Equity Loan Trust Series 1995-2, Class A5	8.100	08-15-25	94,119	62,656
Countrywide Asset-Backed Certificates Trust Series 2004-10, Class AF5B	4.748	02-25-35	1,978,967	1,971,874
DB Master Finance LLC
Series 2015-1A, Class A2II (B)	3.980	02-20-45	17,324,200	17,439,579
Series 2017-1A, Class A2I (B)	3.629	11-20-47	4,558,575	4,525,297
Series 2017-1A, Class A2II (B)	4.030	11-20-47	5,346,600	5,379,482
Discover Card Execution Note Trust Series 2017-A6, Class A6	1.880	02-15-23	50,200,000	49,290,948
Domino's Pizza Master Issuer LLC Series 2017-1A, Class A23 (B)	4.118	07-25-47	20,870,125	21,312,989
Driven Brands Funding LLC Series 2015-1A, Class A2 (B)	5.216	07-20-45	21,104,225	21,547,625
EquiFirst Mortgage Loan Trust Series 2004-3, Class M3 (1 month LIBOR + 0.975%) (A)	2.596	12-25-34	4,170,018	4,164,796
FOCUS Brands Funding LLC Series 2017-1A, Class A2I (B)	3.857	04-30-47	4,729,263	4,750,119
Ford Credit Auto Owner Trust
Series 2014-1, Class B (B)	2.410	11-15-25	5,380,000	5,356,532
Series 2014-2, Class A (B)	2.310	04-15-26	24,170,000	24,048,200
Series 2015-1, Class A (B)	2.120	07-15-26	39,230,000	38,803,386
Series 2016-B, Class A4	1.520	08-15-21	3,125,000	3,067,524
Series 2016-C, Class A4	1.400	02-15-22	10,305,000	9,992,113
Series 2017-A, Class A3	1.670	06-15-21	10,201,000	10,087,604
Series 2017-B, Class A4	1.870	09-15-22	4,580,000	4,476,099
Series 2017-C, Class A4	2.160	03-15-23	12,420,000	12,220,901
Ford Credit Floorplan Master Owner Trust
Series 2013-2, Class A (B)	2.090	03-15-22	6,500,000	6,420,549
Series 2017-2, Class A1	2.160	09-15-22	19,895,000	19,585,173
GM Financial Consumer Automobile Receivables Trust Series 2017-2A, Class A3 (B)	1.860	12-16-21	17,780,000	17,552,626
Goal Capital Funding Trust Series 2005-2, Class A4 (3 month LIBOR + 0.200%) (A)	2.144	08-25-44	43,239,000	42,266,226
Golden Credit Card Trust Series 2018-1A, Class A (B)	2.620	01-15-23	18,325,000	18,215,446
GSAA Trust Series 2005-10, Class M3 (1 month LIBOR + 0.550%) (A)	2.171	06-25-35	1,569,123	1,565,160
Hertz Vehicle Financing II LP Series 2016-3A, Class A (B)	2.270	07-25-20	7,265,000	7,208,757
Hilton Grand Vacations Trust Series 2017-AA, Class A (B)	2.660	12-26-28	8,058,596	7,961,056
Honda Auto Receivables Owner Trust
Series 2016-2, Class A4	1.620	08-15-22	20,625,000	20,379,113
Series 2016-3, Class A4	1.330	11-18-22	19,450,000	19,057,445
Series 2016-4, Class A4	1.360	01-18-23	11,550,000	11,261,972
Series 2017-1, Class A3	1.720	07-21-21	18,540,000	18,340,675
Series 2017-2, Class A4	1.870	09-15-23	5,000,000	4,895,966
Series 2017-3, Class A4	1.980	11-20-23	6,475,000	6,353,206
Huntington Auto Trust Series 2016-1, Class A4	1.930	04-15-22	21,380,000	21,083,171
Hyundai Auto Lease Securitization Trust Series 2018-A, Class A3 (B)	2.810	04-15-21	16,155,000	16,154,851
Hyundai Auto Receivables Trust Series 2017-A, Class A3	1.760	08-16-21	15,555,000	15,392,621
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK BOND FUND	23

	Rate (%)	Maturity date	Par value^	Value
Asset backed securities (continued)
John Deere Owner Trust Series 2018-A, Class A3	2.660	04-18-22	7,720,000	$7,719,445
KeyCorp Student Loan Trust Series 2004-A, Class 1A2 (3 month LIBOR + 0.240%) (A)	2.000	10-27-42	6,012,751	5,893,650
Mercedes-Benz Auto Receivables Trust Series 2015-1, Class A4	1.750	12-15-21	21,195,000	21,019,416
Merrill Lynch Mortgage Investors Trust
Series 2004-OPT1, Class A1A (1 month LIBOR + 0.520%) (A)	2.141	06-25-35	3,115,489	3,024,069
Series 2005-WMC1, Class M1 (1 month LIBOR + 0.750%) (A)	2.371	09-25-35	2,594,359	2,533,135
MMAF Equipment Finance LLC Series 2017-B, Class A3 (B)	2.210	10-17-22	15,903,000	15,659,807
MVW Owner Trust
Series 2014-1A, Class A (B)	2.250	09-22-31	812,429	797,034
Series 2015-1A, Class A (B)	2.520	12-20-32	2,692,826	2,657,826
Nissan Auto Receivables Owner Trust
Series 2015-B, Class A4	1.790	01-17-22	4,000,000	3,961,334
Series 2016-B, Class A4	1.540	10-17-22	4,480,000	4,378,147
Series 2017-A, Class A3	1.740	08-16-21	12,155,000	12,002,811
Series 2017-B, Class A4	1.950	10-16-23	13,955,000	13,591,880
NRZ Excess Spread-Collateralized Notes
Series 2018-PLS1, Class A (B)	3.193	01-25-23	5,014,242	4,990,008
Series 2018-PLS2, Class A (B)	3.265	02-25-23	10,500,000	10,499,835
PFS Financing Corp. Series 2018-B, Class A (B)	2.890	02-15-23	15,690,000	15,689,313
RAAC Series Trust Series 2006-SP4, Class M1 (1 month LIBOR + 0.340%) (A)	1.961	11-25-36	3,965,000	3,938,678
Renaissance Home Equity Loan Trust Series 2005-2, Class AF4	4.934	08-25-35	8,093,910	8,242,184
Sierra Timeshare Receivables Funding LLC Series 2014-2A, Class A (B)(G)	2.050	06-20-31	1,231,665	1,227,478
SoFi Professional Loan Program LLC Series 2017-E, Class A2A (B)	1.860	11-26-40	10,128,479	10,028,952
Sonic Capital LLC Series 2016-1A, Class A2 (B)	4.472	05-20-46	3,599,402	3,662,464
Structured Asset Investment Loan Trust Series 2005-1, Class M2 (1 month LIBOR + 0.720%) (A)(B)	2.341	02-25-35	5,246,749	5,234,985
Structured Asset Securities Corp. Mortgage Loan Trust Series 2005-2XS, Class 2A2 (1 month LIBOR + 1.500%) (A)	3.075	02-25-35	2,636,296	2,594,349
SunTrust Auto Receivables Trust Series 2015-1A, Class A4 (B)	1.780	01-15-21	9,485,000	9,449,431
SunTrust Student Loan Trust Series 2006-1A, Class A4 (3 month LIBOR + 0.190%) (A)(B)	1.950	10-28-37	43,137,129	42,289,592
Synchrony Credit Card Master Note Trust Series 2016-1, Class A	2.040	03-15-22	19,034,000	18,955,155
Taco Bell Funding LLC
Series 2016-1A, Class A2I (B)	3.832	05-25-46	20,268,438	20,423,694
Series 2016-1A, Class A2II (B)	4.377	05-25-46	1,975,000	2,019,833
TAL Advantage V LLC Series 2014-1A, Class A (B)	3.510	02-22-39	2,907,000	2,882,094
Towd Point Mortgage Trust
Series 2015-1, Class A5 (B)(G)	3.534	10-25-53	4,885,000	5,022,144
Series 2015-2, Class 1M2 (B)(G)	3.539	11-25-60	10,795,000	11,183,891
Series 2016-5, Class A1 (B)(G)	2.500	10-25-56	11,659,885	11,485,547
Series 2017-1, Class A1 (B)(G)	2.750	10-25-56	4,142,535	4,105,060
Series 2017-2, Class A1 (B)(G)	2.750	04-25-57	4,497,112	4,456,167
Series 2018-1, Class A1 (B)(G)	3.000	01-25-58	9,835,000	9,828,662
Toyota Auto Receivables Owner Trust
Series 2016-B, Class A4	1.520	08-16-21	5,615,000	5,530,224
Series 2016-C, Class A4	1.320	11-15-21	5,597,000	5,478,752
Series 2017-A, Class A3	1.730	02-16-21	18,060,000	17,897,007
24	JOHN HANCOCK BOND FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Asset backed securities (continued)
Series 2017-B, Class A3	1.760	07-15-21	26,260,000	$25,930,949
Series 2017-C, Class A4	1.980	12-15-22	12,680,000	12,409,239
Series 2018-A, Class A3	2.350	05-16-22	14,315,000	14,235,018
Vantage Data Centers Issuer LLC Series 2018-1A, Class A2 (B)	4.072	02-16-43	8,730,000	8,770,926
Volvo Financial Equipment LLC Series 2018-1A, Class A3 (B)	2.540	02-15-22	20,320,000	20,240,884
VSE VOI Mortgage LLC Series 2017-A, Class A (B)	2.330	03-20-35	10,515,568	10,248,243
Wachovia Student Loan Trust Series 2006-1, Class B (3 month LIBOR + 0.240%) (A)(B)	1.985	04-25-40	3,064,530	2,922,249
Westgate Resorts LLC
Series 2014-1A, Class A (B)	2.150	12-20-26	3,542,503	3,519,747
Series 2014-1A, Class B (B)	3.250	12-20-26	1,770,597	1,766,054
Series 2015-1A, Class A (B)	2.750	05-20-27	1,331,462	1,327,034
Series 2015-2A, Class B (B)	4.000	07-20-28	3,056,979	3,057,100
Series 2016-1A, Class A (B)	3.500	12-20-28	2,381,833	2,380,650
Series 2017-1A, Class A (B)	3.050	12-20-30	6,882,843	6,845,430
World Omni Auto Receivables Trust
Series 2016-A, Class A3	1.770	09-15-21	22,740,000	22,595,419
Series 2017-B, Class A3	1.950	02-15-23	6,020,000	5,911,089
Series 2018-A, Class A3	2.500	04-17-23	18,830,000	18,729,399

	Shares	Value
Preferred securities 0.4%		$44,883,166
(Cost $45,846,653)
Consumer staples 0.0%		2,559,702
Food and staples retailing 0.0%
Ocean Spray Cranberries, Inc., 6.250% (B)	28,284	2,559,702
Financials 0.2%		15,906,133
Banks 0.2%
GMAC Capital Trust I (3 month LIBOR + 5.785%), 7.624% (A)	374,059	9,650,722
Regions Financial Corp., 6.375%	139,454	3,528,186
Wells Fargo & Company, Series L, 7.500%	2,139	2,727,225
Utilities 0.2%		26,417,331
Multi-utilities 0.2%
Dominion Energy, Inc., 6.750%	438,022	21,362,333
DTE Energy Company, 6.500%	97,700	5,054,998

	Yield* (%)	Maturity date	Par value^	Value
Short-term investments 1.2%				$142,857,000
(Cost $142,857,000)
Commercial paper 0.1%				13,200,000
Bank of Tokyo Mitsubishi UFJ, Ltd.	1.430	03-06-18	13,200,000	13,200,000
U.S. Government Agency 0.5%				53,856,000
Federal Agricultural Mortgage Corp. Discount Note	1.150	03-01-18	8,185,000	8,185,000
Federal Home Loan Bank Discount Note	0.900	03-01-18	5,384,000	5,384,000
Federal Home Loan Bank Discount Note	1.000	03-01-18	13,849,000	13,849,000
Federal Home Loan Bank Discount Note	1.120	03-01-18	26,438,000	26,438,000

SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK BOND FUND	25

	Par value^	Value
Repurchase agreement 0.6%		75,801,000
Barclays Tri-Party Repurchase Agreement dated 2-28-18 at 1.350% to be repurchased at $55,852,094 on 3-1-18, collateralized by $30,961,400 U.S. Treasury Notes, 1.250% due 10-31-19 (valued at $30,591,408, including interest), $9,854,300 U.S. Treasury Inflation Indexed Bonds, 1.000% - 2.000% due 1-15-26 to 2-15-46 (valued at $10,183,919, including interest) and $15,810,500 U.S. Treasury Inflation Indexed Notes, 0.125% - 0.250% due 4-15-21 to 1-15-25 (valued at $16,193,874, including interest)	55,850,000	55,850,000
Repurchase Agreement with State Street Corp. dated 2-28-18 at 0.540% to be repurchased at $19,951,299 on 3-1-18, collateralized by $20,410,000 Federal Home Loan Bank Discount Notes, 0.000% due 5-2-18 (valued at $20,350,342, including interest)	19,951,000	19,951,000

Total investments (Cost $11,883,170,080) 99.8%	$11,770,775,807
Other assets and liabilities, net 0.2%	22,791,979
Total net assets 100.0%	$11,793,567,786

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Currency Abbreviations
BRL	Brazilian Real

Security Abbreviations and Legend
CMT	Constant Maturity Treasury
IO	Interest-Only Security - (Interest Tranche of Stripped Mortgage Pool). Rate shown is the annualized yield at the end of the period.
ISDAFIX	International Swaps and Derivatives Association Fixed Interest Rate Swap Rate
LIBOR	London Interbank Offered Rate
(A)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(B)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $2,769,298,798 or 23.5% of the fund's net assets as of 2-28-18.
(C)	Non-income producing - Issuer is in default.
(D)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(E)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(F)	Term loans are variable rate obligations. The coupon rate shown represents the rate at period end.
(G)	Variable or floating rate security, the interest rate of which adjusts periodically based on a weighted average of interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of period end.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.
The fund had the following country composition as a percentage of net assets on 2-28-18:
United States	87.3%
United Kingdom	2.1%
Canada	1.7%
Netherlands	1.5%
France	1.1%
Other countries	6.3%
TOTAL	100.0%
26	JOHN HANCOCK BOND FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

Notes to Fund's investments (unaudited)

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.

In order to value the securities, the fund uses the following valuation techniques: Debt obligations are valued based on the evaluated prices provided by an independent pricing vendor or from broker-dealers. Independent pricing vendors utilize matrix pricing which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Equity securities held by the fund are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.

In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the fund's investments as of February 28, 2018, by major security category or type

	Total value at 2-28-18	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Investments in securities:
Assets
U.S. Government and Agency obligations	$3,499,688,129	—	$3,499,688,129	—
Foreign government obligations	78,051,781	—	78,051,781	—
Corporate bonds	5,354,862,566	—	5,354,862,566	—
Convertible bonds	9,184,909	—	9,184,909	—
Capital preferred securities	19,172,469	—	19,172,469	—
Term loans	10,400,711	—	10,400,711	—
Collateralized mortgage obligations	959,483,969	—	959,483,969	—
Asset backed securities	1,652,191,107	—	1,652,191,107	—
Preferred securities	44,883,166	$42,323,464	2,559,702	—
Short-term investments	142,857,000	—	142,857,000	—
Total investments in securities	$11,770,775,807	$42,323,464	$11,728,452,343	—

Repurchase agreements. The fund may enter into repurchase agreements. When the fund enters into a repurchase agreement, it receives collateral that is held in a segregated account by the fund's custodian, or for tri-party repurchase agreements, collateral is held at a third-party custodian bank in a segregated account for the benefit of the fund. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. Collateral received by the fund for repurchase agreements is disclosed in the Fund's investments as part of the caption related to the repurchase agreement.

Repurchase agreements are typically governed by the terms and conditions of the Master Repurchase Agreement and/or Global Master Repurchase Agreement (collectively, MRA). Upon an event of default, the non-defaulting party may close out all transactions traded under the MRA and net amounts owed. Absent an event of default, assets and liabilities resulting from repurchase agreements are not offset. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline or the counterparty may have insufficient assets to pay back claims resulting from close-out of the transactions.

For additional information on the fund's significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

       27

More information

How to contact us
Internet	www.jhinvestments.com
Mail	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	800-225-5291 800-338-8080 800-231-5469

	21Q3	02/18
This report is for the information of the shareholders of John Hancock Bond Fund.		4/18

ITEM 2. CONTROLS AND PROCEDURES.

(a)    Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal executive officer and principal accounting officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b)    There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for the registrant's principal executive officer and principal accounting officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Sovereign Bond Fund

By:	/s/ Andrew Arnott

Andrew Arnott
President

Date:	April 20, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Andrew Arnott

Andrew Arnott
President

Date:	April 20, 2018

By:	/s/ Charles A. Rizzo

Charles A. Rizzo
Chief Financial Officer

Date:	April 20, 2018